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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4676

Harbor Fund

(Exact name of registrant as specified in charter)

One SeaGate
Toledo, Ohio 43604-1572
(Address of principal executive offices) (Zip code)

David G. Van Hooser HARBOR FUND One SeaGate Toledo, Ohio 43604-1572	Christopher P. Harvey, Esq. WILMER CULTER PICKERING HALE AND DORR LLP 60 State Street Boston, Massachusetts 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: (419) 249-2900

Date of fiscal year end: October 31

Date of reporting period: July 31, 2006

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1 — SCHEDULE OF INVESTMENTS
The following is a copy of the schedules as of the close of the reporting period as set forth in Sections 210.12-12 — 12-14 of Regulation S-X [17 CRF 210.12-12 — 12-14]:
Harbor Fund’s schedules of investments as of July 31, 2006 are included.
ITEM 2 — CONTROLS AND PROCEDURES
(a)	The Principal Executive and Financial Officers concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.
(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
ITEM 3 — EXHIBITS
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed this 27th day of September, 2006 on its behalf by the undersigned, thereunto duly authorized.

HARBOR FUND
By:	/s/ David G. Van Hooser
David G. Van Hooser
Chairman, President, Trustee And Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David G. Van Hooser	Chairman, President, Trustee	September 27, 2006
David G. Van Hooser	and Chief Executive Officer

By: /s/ Mark W. Karchner	Treasurer and Chief	September 27, 2006
Mark W. Karchner	Financial Officer

QUARTERLY SCHEDULE OF
PORTFOLIO HOLDINGS

July 31, 2006

Harbor Fund

DOMESTIC EQUITY

INTERNATIONAL EQUITY

FIXED INCOME

Harbor Domestic Equity Funds
Harbor Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS—July 31, 2006 (Unaudited)

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 2.4%)

Pharmaceuticals	8.4
Communications Equipment	8.3
Capital Markets	7.1
Biotechnology	7.0
Semiconductors & Semiconductor Equipment	5.8
Software	5.6
Health Care Providers & Services	4.9
Internet Software & Services	4.8
Aerospace & Defense	3.9
Health Care Equipment & Supplies	3.8
Media	3.8
Multiline Retail	3.5
Textile, Apparel & Luxury Goods	3.1
Beverages	2.9
Oil, Gas & Consumable Fuels	2.6
Hotels, Restaurants & Leisure	2.3
Industrial Conglomerates	2.3
Consumer Finance	2.2
Computers & Peripherals	2.1
Diversified Financial Services	2.1
Food & Staples Retailing	2.0
Household Products	2.0
Insurance	2.0
Energy Equipment & Services	1.7
Electronic Equipment & Instruments	1.4
Wireless Telecommunication Services	1.3
Specialty Retail	0.7

COMMON STOCKS—97.6%
		Value
Shares		(000s)

AEROSPACE & DEFENSE—3.9%
1,929,200	Boeing Co.	$149,359
2,599,500	United Technologies Corp.	161,663

		311,022

BEVERAGES—2.9%
3,648,000	PepsiCo Inc.	231,210

BIOTECHNOLOGY—7.0%
2,626,100	Amgen Inc.*	183,144
2,196,400	Genentech Inc.[1]*	177,513
3,230,800	Gilead Sciences Inc.*	198,630

		559,287

CAPITAL MARKETS—7.1%
9,010,100	Charles Schwab Corp.	143,081
716,000	Goldman Sachs Group Inc.	109,369
1,626,000	Merrill Lynch & Co. Inc.	118,405
3,688,400	UBS AG (SWS)[1]	200,649

		571,504

COMMUNICATIONS EQUIPMENT—8.3%
8,400,000	Cisco Systems Inc.*	149,940
5,246,100	Corning Inc.*	100,043
5,578,700	Motorola Inc.	126,971
6,427,000	Nokia Corp. Sponsored ADR[2]	127,576
4,440,700	QUALCOMM Inc.	156,579

		661,109

COMPUTERS & PERIPHERALS—2.1%
2,524,600	Apple Computer Inc.*	171,572

CONSUMER FINANCE—2.2%
3,316,700	American Express Co.	172,667

DIVERSIFIED FINANCIAL SERVICES—2.1%
3,204,400	KKR Private Equity Investors LLP RDU (NET)[3]*	75,304
1,507,400	NYSE Group Inc.[1]*	93,745

		169,049

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.4%
3,931,800	Agilent Technologies Inc.[1]*	111,820

ENERGY EQUIPMENT & SERVICES—1.7%
2,047,800	Schlumberger Ltd.	136,895

FOOD & STAPLES RETAILING—2.0%
2,709,000	Whole Foods Market Inc.[1]	155,795

HEALTH CARE EQUIPMENT & SUPPLIES—3.8%
1,700,400	Alcon Inc.	187,758
3,198,400	St. Jude Medical Inc.*	118,021

		305,779

HEALTH CARE PROVIDERS & SERVICES—4.9%
2,606,400	Caremark Rx Inc.	137,618
1,601,500	UnitedHealth Group Inc.	76,600
2,332,000	WellPoint Inc.*	173,734

		387,952

HOTELS, RESTAURANTS & LEISURE—2.3%
216,500	Cheesecake Factory Inc.[1]*	4,947
3,286,700	Marriott International Inc. Cl. A	115,626
1,948,700	Starbucks Corp.[1]*	66,763

		187,336

HOUSEHOLD PRODUCTS—2.0%
2,815,277	Procter & Gamble Co.	158,218

DOMESTIC EQUITY

Harbor Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
		Value
Shares		(000s)

INDUSTRIAL CONGLOMERATES—2.3%
5,517,700	General Electric Co.	$180,374

INSURANCE—2.0%
2,648,900	American International Group Inc.	160,709

INTERNET SOFTWARE & SERVICES—4.8%
675,500	Google Inc. Cl. A*	261,148
4,630,900	Yahoo! Inc.[1]*	125,683

		386,831

MEDIA—3.8%
5,193,800	News Corp. Cl. A1	99,929
6,940,200	Walt Disney Co.[1]	206,054

		305,983

MULTILINE RETAIL—3.5%
4,541,200	Federated Department Stores Inc.	159,441
2,612,600	Target Corp.[1]	119,971

		279,412

OIL, GAS & CONSUMABLE FUELS—2.6%
1,058,300	Occidental Petroleum Corp.	114,032
1,156,700	Suncor Energy Inc. (CAN)	93,750

		207,782

PHARMACEUTICALS—8.4%
2,540,500	Abbott Laboratories	121,360
3,695,600	Novartis AG ADR[1,2]	207,766
2,572,600	Roche Holdings Ltd. Sponsored ADR[2]	228,773
1,231,900	Sanofi-Aventis (FR)	117,157

		675,056

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.8%
4,233,650	Broadcom Corp. Cl. A*	101,565
8,080,200	Marvell Technology Group Ltd.[1]*	149,888
3,303,900	Maxim Integrated Products Inc.	97,069
3,975,700	Texas Instruments Inc.	118,396

		466,918

SOFTWARE—5.6%
6,262,200	Adobe Systems Inc.*	178,535
1,945,400	Electronic Arts Inc.*	91,648
3,384,900	Microsoft Corp.	81,339
2,160,400	SAP AG Sponsored ADR[1,2]	98,579

		450,101

SPECIALTY RETAIL—0.7%
1,707,100	Williams-Sonoma Inc.[1]	54,286

TEXTILES, APPAREL & LUXURY GOODS—3.1%
4,035,100	Coach Inc.*	115,848
1,685,400	Nike Inc. Cl. B1	133,146

		248,994

WIRELESS TELECOMMUNICATION SERVICES—1.3%
1,994,600	NII Holdings Inc.[1]*	105,275

TOTAL COMMON STOCKS (Cost $6,930,919)		7,812,936

SHORT-TERM INVESTMENTS—5.4%
Principal
Amount
(000s)

COMMERCIAL PAPER
American Express Credit Corp. Yrs. 1&2
$142,795	5.290%—08/01/2006	142,795

Shares

SECURITIES LENDING COLLATERAL
	State Street Navigator Securities Lending
286,631,222	Prime Portfolio (1-day yield of 5.220%)	286,631

TOTAL SHORT-TERM INVESTMENTS (Cost $429,426)		429,426

TOTAL INVESTMENTS—103.0% (Cost $7,360,345)		8,242,362

CASH AND OTHER ASSETS, LESS LIABILITIES—(3.0)%		(236,563)

TOTAL NET ASSETS—100.0%		$8,005,799

1	A portion or all of this security was out on loan at July 31, 2006.

2	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

3	RDU after the name of a security stands for Restricted Depositary Unit. Securities purchased in a transaction exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service selected by the adviser (Harbor Capital Advisors, Inc.) and are considered to be liquid under procedures established by the Board of Trustees. At July 31, 2006, these securities were valued at 75,304 or 0.94% of net assets.
*     Non-income producing security.
(CAN)  Canada.
(FR)   France.
(NET)  Netherlands.
(SWS) Switzerland.
The accompanying notes are an integral part of the portfolio of investments.

DOMESTIC EQUITY

Harbor Mid Cap Growth Fund
PORTFOLIO OF INVESTMENTS—July 31, 2006 (Unaudited)

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 1.1%)

Software	9.8
Commercial Services & Supplies	6.0
Biotechnology	5.6
Capital Markets	5.2
Media	5.0
Pharmaceuticals	5.0
Semiconductors & Semiconductor Equipment	4.8
IT Services	3.9
Electrical Equipment	3.6
Household Durables	3.2
Specialty Retail	3.2
Wireless Telecommunication Services	3.2
Communications Equipment	3.0
Aerospace & Defense	2.9
Electronic Equipment & Instruments	2.9
Hotels, Restaurants & Leisure	2.8
Oil, Gas & Consumable Fuels	2.8
Health Care Equipment & Supplies	2.6
Airlines	2.5
Computers & Peripherals	2.5
Life Sciences Tools & Services	2.2
Metals & Mining	2.2
Multiline Retail	2.0
Energy Equipment & Services	1.7
Construction & Engineering	1.4
Health Care Technology	1.4
Containers & Packaging	1.2
Diversified Financial Services	1.2
Chemicals	1.1
Textiles, Apparel & Luxury Goods	1.1
Diversified Telecommunication Services	1.0
Auto Components	0.8
Machinery	0.6
Internet Software & Services	0.5

COMMON STOCKS—98.9%
		Value
Shares		(000s)

AEROSPACE & DEFENSE—2.9%
26,300	Alliant Techsytems Inc.[1]*	$2,108
18,800	Rockwell Collins Inc.	1,003

		3,111

AIRLINES—2.5%
45,800	Gol Linhas Aereas Inteligentes SA ADR[1,2]	1,467
67,500	Southwest Airlines Co.[1]	1,214

		2,681

AUTO COMPONENTS—0.8%
38,600	LKQ Corp.[1]*	865

BIOTECHNOLOGY—5.6%
32,000	Alkermes Inc.[1]*	549
32,400	Amylin Pharmaceuticals Inc.[1]*	1,581
23,025	Cephalon Inc.[1]*	1,514
32,000	ICOS Corp.[1]*	731
65,300	Millennium Pharmaceuticals Inc.[1]*	641
17,600	Vertex Pharmaceuticals Inc.[1]*	590
27,400	ZymoGenetics Inc.[1]*	517

		6,123

CAPITAL MARKETS—5.2%
47,200	E*TRADE Financial Corp.*	1,100
14,327	Julius Baer Holding Ltd.—Registered (SWS)	1,330
32,600	Nuveen Investments Inc. Cl. A1	1,548
27,200	State Street Corp.	1,634

		5,612

CHEMICALS—1.1%
11,885	Wacker Chemie AG (GER)*	1,237

COMMERCIAL SERVICES & SUPPLIES—6.0%
24,300	American Reprographics Co.[1]*	777
8,900	Corporate Executive Board Co.	837
47,500	Equifax Inc.	1,533
82,600	Resources Connection Inc.[1]*	1,955
21,400	Stericycle Inc.[1]*	1,438

		6,540

COMMUNICATIONS EQUIPMENT—3.0%
56,400	Polycom Inc.[1]*	1,252
44,200	Redback Networks Inc.[1]*	683
36,328	TomTom N.V. (NET)[3]*	1,352

		3,287

COMPUTERS & PERIPHERALS—2.5%
90,000	Network Appliance Inc.[1]*	2,672

CONSTRUCTION & ENGINEERING—1.4%
16,200	Foster Wheeler Ltd.*	618
21,300	URS Corp.*	843

		1,461

CONTAINERS & PACKAGING—1.2%
34,500	Ball Corp.	1,321

DIVERSIFIED FINANCIAL SERVICES—1.2%
48,900	NASDAQ Stock Market Inc.[1]*	1,346

DIVERSIFIED TELECOMMUNICATION SERVICES—1.0%
35,200	NeuStar Inc. Cl. A1*	1,086

ELECTRICAL EQUIPMENT—3.6%
29,300	Energy Conversion Devices Inc.[1]*	986
18,400	Roper Industries Inc.[1]	832
80,700	Suntech Power Holdings Co. Ltd. ADR[1,2]*	2,092

		3,910

DOMESTIC EQUITY

Harbor Mid Cap Growth Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
		Value
Shares		(000s)

ELECTRONIC EQUIPMENT & INSTRUMENTS—2.9%
13,597	Barco N.V. (BEL)	$1,163
385,500	Kingboard Chemical Holdings Ltd. (HK)*	1,128
32,300	Tektronix Inc.	881

		3,172

ENERGY EQUIPMENT & SERVICES—1.7%
23,500	BJ Services Co.[1]	852
27,800	Nabors Industries Ltd.[1]*	982

		1,834

HEALTH CARE EQUIPMENT & SUPPLIES—2.6%
23,500	Hologic Inc.[1]*	1,055
50,700	Kyphon Inc.[1]*	1,727

		2,782

HEALTH CARE TECHNOLOGY—1.4%
56,900	IMS Health Inc.[1]	1,561

HOTELS, RESTAURANTS & LEISURE—2.8%
24,000	Ctrip.com International, Ltd. ADR[1,2]	1,215
14,800	Harrah’s Entertainment Inc.	890
18,700	Starwood Hotels & Resorts Worldwide Inc. Cl. B	983

		3,088

HOUSEHOLD DURABLES—3.2%
19,500	Garmin Ltd.[1]	1,852
54,900	Jarden Corp.[1]*	1,592

		3,444

INTERNET SOFTWARE & SERVICES—0.5%
272,900	TENCENT Inc. (CHN)	521

IT SERVICES—3.9%
16,400	Congnizant Technology Solutions Corp. Cl. A1*	1,074
18,500	DST Systems Inc.[1]*	1,042
74,100	VeriFone Holdings Inc.[1]*	2,093

		4,209

LIFE SCIENCES TOOLS & SERVICES—2.2%
16,700	Covance Inc.*	1,065
35,700	Pharmaceutical Product Development Inc.	1,374

		2,439

MACHINERY—0.6%
17,500	Joy Global Inc.	657

MEDIA—5.0%
44,900	DreamWorks Animation SKG Cl. A1*	940
13,800	Focus Media Holding Ltd. ADR[1,2]*	864
372,200	Gemstar-TV Guide International Inc.[1]*	1,072
47,600	Live Nation Inc.[1]*	998
275,700	Sirius Satellite Radio Inc.[1]*	1,158
36,000	XM Satellite Radio Holdings Inc. Cl. A1*	417

		5,449

METALS & MINING—2.2%
13,400	Phelps Dodge Corp.	1,170
17,600	Teck Cominco Ltd. Cl. B (CAN)	1,164

		2,334

MULTILINE RETAIL—2.0%
38,500	Kohl’s Corp.*	2,180

OIL, GAS & CONSUMABLE FUELS—2.8%
33,500	Cameco Corp. (CAN)	1,337
36,600	Chesapeake Energy Corp.[1]	1,204
22,000	VeraSun Energy Corp.[1]*	539

		3,080

PHARMACEUTICALS—5.0%
61,100	Elan Corp. plc ADR[1,2]*	937
40,000	Forest Laboratories Inc.*	1,853
113,500	Shionogi & Co. Ltd. (JP)	2,153
22,600	The Medicines Co.[1]*	474

		5,417

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.8%
62,800	Fairchild Semiconductor International Inc. Cl. A1*	1,027
87,600	Integrated Device Technology Inc.[1]*	1,355
48,400	International Rectifier Corp.*	1,726
41,800	Soitec SA (FR)*	1,115

		5,223

SOFTWARE—9.8%
157,900	Activision Inc.*	1,887
62,300	Adobe Systems Inc.*	1,776
28,400	Amdocs Ltd.*	1,030
34,100	Autodesk Inc.*	1,163
49,300	Cognos Inc. (CAN)[1]*	1,541
54,700	Red Hat Inc.[1]*	1,295
29,400	Transaction Systems Architects Inc. Cl. A*	1,089
32,800	Verint Systems Inc.[1]*	897

		10,678

SPECIALTY RETAIL—3.2%
17,700	GameStop Corp. Cl. A1*	737
41,200	Tiffany & Co.[1]	1,302
45,800	Williams-Sonoma Inc.[1]	1,456

		3,495

TEXTILES, APPAREL & LUXURY GOODS—1.1%
63,700	Fossil Inc.[1]*	1,157

WIRELESS TELECOMMUNICATION SERVICES—3.2%
39,900	American Tower Corp. Cl. A1*	1,349
27,200	Crown Castle International Corp.[1]*	958
25,300	Leap Wireless International Inc.*	1,131

		3,438

TOTAL COMMON STOCKS (Cost $105,909)		107,410

DOMESTIC EQUITY

Harbor Mid Cap Growth Fund
PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—29.1%
Principal
Amount		Value
(000s)		(000s)

REPURCHASE AGREEMENTS
$2,020	Repurchase Agreement with Bank of America dated July 31, 2006 due August 1, 2006 at 5.230% collaterized by a U.S. Treasury Bond (market value $2,008)	$2,020

Shares

SECURITIES LENDING COLLATERAL
	State Street Navigator Securities Lending
29,571,678	Prime Portfolio (1-day yield of 5.220%)	29,572

TOTAL SHORT-TERM INVESTMENTS (Cost $31,592)		31,592

TOTAL INVESTMENTS—128.0% (Cost $137,501)		139,002

CASH AND OTHER ASSETS, LESS LIABILITIES—(28.0)%		(30,366)

TOTAL NET ASSETS—100.0%		$108,636

1	A portion or all of this security was out on loan at July 31, 2006.

2	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

3	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service selected by the adviser (Harbor Capital Advisors, Inc.) and are considered to be liquid under procedures established by the Board of Trustees. At July 31, 2006, these securities were valued at 1,352 or 1.24% of net assets.
*     Non-income producing security.

(BEL)	Belgium.
(CAN)  Canada.
(CHN) China.
(FR)   France.
(GER)  Germany.
(HK)   Hong Kong.
(JP)   Japan.
(NET)  Netherlands.
(SWS) Switzerland.
The accompanying notes are an integral part of the portfolio of investments.

DOMESTIC EQUITY

Harbor Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS—July 31, 2006 (Unaudited)

Equity Holdings (% of net assets)
(Excludes net cash, short-term investments and other investment companies of 2.6%)

Semiconductors & Semiconductor Equipment	9.1
Biotechnology	7.4
Health Care Equipment & Supplies	7.3
Machinery	6.7
Oil, Gas & Consumable Fuels	6.7
Commercial Services & Supplies	6.6
Commercial Banks	5.8
Energy Equipment & Services	5.6
Health Care Providers & Services	4.3
Pharmaceuticals	4.2
Internet Software & Services	4.1
Software	4.1
Diversified Consumer Services	3.5
Food Products	2.5
IT Services	2.2
Capital Markets	2.1
Hotels, Restaurants & Leisure	2.1
Airlines	2.0
Life Sciences Tools & Services	1.6
Insurance	1.5
Aerospace & Defense	1.4
Specialty Retail	1.4
Real Estate Investment Trusts (REITs)	1.1
Trading Companies & Distributors	1.1
Communications Equipment	1.0
Construction & Engineering	1.0
Computers & Peripherals	0.5
Household Durables	0.5

COMMON STOCKS—97.4%
		Value
Shares		(000s)

AEROSPACE & DEFENSE—1.4%
673,200	Hexcel Corp.*	$9,674

AIRLINES—2.0%
301,900	US Airways Group Inc.*	13,794

BIOTECHNOLOGY—7.4%
534,600	Alexion Pharmaceuticals Inc.*	18,369
1,168,200	Human Genome Sciences Inc.*	11,343
381,100	OSI Pharmaceuticals Inc.*	12,725
282,100	Vertex Pharmaceuticals Inc.*	9,456

		51,893

CAPITAL MARKETS—2.1%
326,700	Investors Financial Services Corp.	14,643

COMMERCIAL BANKS—5.8%
428,100	East West Bancorp Inc.	17,274
400,900	Signature Bank*	12,881
627,400	UCBH Holdings Inc.	10,465

		40,620

COMMERCIAL SERVICES & SUPPLIES—6.6%
145,975	Corporate Executive Board Co.	13,721
267,200	Global Cash Access Holdings Inc.	4,003
413,300	Knoll Inc.	7,109
626,100	Navigant Consulting Inc.*	11,946
257,550	Waste Connections Inc.*	9,627

		46,406

COMMUNICATIONS EQUIPMENT—1.0%
368,700	Dycom Industries Inc.*	6,633
1,600	Foundry Networks Inc.*	17

		6,650

COMPUTERS & PERIPHERALS—0.5%
297,402	Novatel Wireless Inc.*	3,289

CONSTRUCTION & ENGINEERING—1.0%
292,000	Perini Corp.	6,605

DIVERSIFIED CONSUMER SERVICES—3.5%
357,400	Laureate Education Inc.*	16,315
1,561,700	Stewart Enterprises Inc. Cl. A	8,355

		24,670

ENERGY EQUIPMENT & SERVICES—5.6%
898,400	Hanover Compressor Co.*	17,070
324,200	Oil States International Inc.*	10,426
346,400	Superior Energy Services Inc.*	11,864

		39,360

FOOD PRODUCTS—2.5%
517,600	Delta & Pine Land Co.	17,707

HEALTH CARE EQUIPMENT & SUPPLIES—7.3%
705,000	American Medical Systems Holdings Inc.*	12,866
844,307	Immucor Inc.*	16,810
205,400	Palomar Medical Technologies Inc.*	7,824
353,906	PolyMedica Corp.	13,700

		51,200

HEALTH CARE PROVIDERS & SERVICES—4.3%
440,500	Gentiva Health Services Inc.*	7,087
396,900	Manor Care Inc.	19,865
185,500	Odyssey HealthCare Inc.*	3,341

		30,293

DOMESTIC EQUITY

Harbor Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
		Value
Shares		(000s)

HOTELS, RESTAURANTS & LEISURE—2.1%
269,800	P.F. Chang’s China Bistro Inc.*	$8,156
609,218	Texas Roadhouse Inc. Cl. A*	6,592

		14,748

HOUSEHOLD DURABLES—0.5%
529,600	Champion Enterprises Inc.	3,511

INSURANCE—1.5%
237,500	National Financial Partners Corp.	10,697

INTERNET SOFTWARE & SERVICES—4.1%
662,200	Digitas Inc.*	5,463
458,500	Openwave Systems Inc.	3,021
2,399,576	SkillSoft plc ADR[1]*	13,894
309,481	Sohu.com Inc.*	6,530

		28,908

IT SERVICES—2.2%
210,300	CheckFree Corp.*	9,358
1,272,100	Sapient Corp.*	6,106

		15,464

LIFE SCIENCES TOOLS & SERVICES—1.6%
96,461	Dionex Corp.	5,339
356,400	Nektar Therapeutics	5,810

		11,149

MACHINERY—6.7%
386,992	A.S.V. Inc.*	5,906
296,602	Actuant Corp. Cl. A*	13,053
301,700	Gehl Co.*	8,333
220,200	Greenbrier Cos. Inc.	6,117
612,908	RBC Bearings Inc.*	13,680
102,250	SystemOne Technologies Inc.*	—

		47,089

OIL, GAS & CONSUMABLE FUELS—6.7%
341,500	Arch Coal Inc.	12,957
304,400	Forest Oil Corp.*	10,200
304,400	Foundation Coal Holdings Inc.	11,610
210,300	James River Coal Co.*	4,572
207,950	Quicksilver Resources Inc.*	7,353

		46,692

PHARMACEUTICALS—4.2%
304,600	Medicis Pharmaceutical Corp. Cl. A	8,395
673,200	MGI PHARMA Inc.*	9,835
487,600	Santarus Inc.	2,701
408,300	The Medicines Co.*	8,554

		29,485

REAL ESTATE INVESTMENT TRUSTS (REITs)—1.1%
84,500	Capital Trust Inc. Cl. A	2,905
309,400	DiamondRock Hospitality Co.	4,972

		7,877

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—9.1%
397,200	AMIS Holdings, Inc.	3,726
324,150	ATMI Inc.*	8,613
186,800	FormFactor Inc.*	8,008
638,500	Genesis Microchip Inc.	8,620
1,549,300	PMC-Sierra Inc.*	7,917
861,917	Spansion Inc. Cl. A*	12,049
475,100	Tessera Technologies Inc.*	14,951

		63,884

SOFTWARE—4.1%
96,600	Internet Security Systems Inc.*	2,173
1,769,600	Nuance Communications Inc.*	16,386
715,200	Quest Software Inc.*	9,777

		28,336

SPECIALTY RETAIL—1.4%
339,000	Stage Stores Inc.	10,055

TRADING COMPANIES & DISTRIBUTORS—1.1%
356,400	Interline Brands Inc.*	7,770

TOTAL COMMON STOCKS (Cost $592,846)		682,469

OTHER INVESTMENT COMPANIES—1.0% (Cost $6,580)
353,897	Apollo Investment Corp.	6,823

SHORT-TERM INVESTMENTS—0.6%
(Cost $4,462)
Principal
Amount
(000s)

REPURCHASE AGREEMENTS
$4,462	Repurchase Agreement with State Street Corp. dated July 31, 2006 due August 1, 2006 at 4.550% collateralized by a FNMA Note (market value $4,553)	4,462

TOTAL INVESTMENTS—99.0% (Cost $603,888)		693,754

CASH AND OTHER ASSETS, LESS LIABILITIES—1.0%		7,139

TOTAL NET ASSETS—100.0%		$700,893

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*	Non-income producing security.
The accompanying notes are an integral part of the portfolio of investments.

DOMESTIC EQUITY

Harbor Small Company Growth Fund
PORTFOLIO OF INVESTMENTS—July 31, 2006 (Unaudited)

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 4.9%)

Semiconductors & Semiconductor Equipment	12.7
Health Care Providers & Services	7.8
Commercial Services & Supplies	5.4
Internet Software & Services	5.2
Software	5.2
Commercial Banks	5.0
Electronic Equipment & Instruments	4.2
Road & Rail	4.2
Hotels, Restaurants & Leisure	3.8
Pharmaceuticals	3.4
Food & Staples Retailing	3.3
Health Care Equipment & Supplies	3.3
Textiles, Apparel & Luxury Goods	3.3
Communications Equipment	2.8
Insurance	2.7
Specialty Retail	2.3
Machinery	2.2
Auto Components	1.8
Oil, Gas & Consumable Fuels	1.8
Household Durables	1.7
Consumer Finance	1.6
Diversified Financial Services	1.6
Food Products	1.6
Chemicals	1.4
Diversified Telecommunication Services	1.3
Capital Markets	1.2
Household Products	1.2
Computers & Peripherals	1.1
Personal Products	1.1
Energy Equipment & Services	0.6
Marine	0.3

COMMON STOCKS—95.1%
		Value
Shares		(000s)

AUTO COMPONENTS—1.8%
6,675	LKQ Corp.*	$149

CAPITAL MARKETS—1.2%
5,810	Pension Worldwide Inc.	99

CHEMICALS—1.4%
7,706	American Vanguard Corp.	114

COMMERCIAL BANKS—5.0%
3,050	East West Bancorp Inc.	123
4,125	Royal Bancshares of Pennsylvania Inc. Cl. A	109
3,375	Vineyard National Bancorp	94
1,775	Wintrust Financial Corp.	85

		411

COMMERCIAL SERVICES & SUPPLIES—5.4%
4,980	Barrett Business Services Inc.*	107
3,425	Brady Corp. Cl. A	116
2,725	CRA International Inc.*	123
7,670	Kforce Inc.*	96

		442

COMMUNICATIONS EQUIPMENT—2.8%
9,255	Radyne Corp.*	103
13,036	Sirenza Microdevices Inc.*	124

		227

COMPUTERS & PERIPHERALS—1.1%
4,525	Electronics For Imaging Inc.*	91

CONSUMER FINANCE—1.6%
3,125	World Acceptance Corp.*	130

DIVERSIFIED FINANCIAL SERVICES—1.6%
10,700	Medallion Financial Corp.	131

DIVERSIFIED TELECOMMUNICATION SERVICES—1.3%
3,300	NeuStar Inc. Cl. A*	102

ELECTRONIC EQUIPMENT & INSTRUMENTS—4.2%
8,980	CyberOptics Corp.*	117
3,950	Multi-Fineline Electronix Inc.*	98
2,910	NovAtel Inc.	125

		340

ENERGY EQUIPMENT & SERVICES—0.6%
800	Lufkin Industries Inc.	50

FOOD & STAPLES RETAILING—3.3%
5,678	Central European Distribution Corp.*	137
3,605	The Andersons Inc.	135

		272

FOOD PRODUCTS—1.6%
14,430	SunOpta Inc. (CAN)*	127

HEALTH CARE EQUIPMENT & SUPPLIES—3.3%
21,800	Encore Medical Corp.*	136
3,500	West Pharmaceutical Services Inc.	136

		272

HEALTH CARE PROVIDERS & SERVICES—7.8%
5,425	Bio-Reference Laboratories Inc.*	128
7,400	HealthSpring Inc.*	138
4,400	inVentiv Health Inc.	123
9,285	Option Care Inc.	105
4,050	VCA Antech Inc.*	141

		635

HOTELS, RESTAURANTS & LEISURE—3.8%
2,550	Buffalo Wild Wings Inc.*	82
2,950	Monarch Casino & Resort Inc.*	56
3,220	Scientific Games Corp. Cl. A*	109
2,125	Shuffle Master Inc.*	62

		309

DOMESTIC EQUITY

Harbor Small Company Growth Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
		Value
Shares		(000s)

HOUSEHOLD DURABLES—1.7%
4,700	Jarden Corp.*	$136

HOUSEHOLD PRODUCTS—1.2%
2,450	Central Garden & Pet Co.*	97

INSURANCE—2.7%
2,200	Navigators Group Inc.*	94
2,600	ProAssurance Corp.*	129

		223

INTERNET SOFTWARE & SERVICES—5.2%
15,000	24/7 Real Media Inc.*	119
13,950	Interwoven Inc.*	132
3,200	j2 Global Communications Inc.*	90
9,000	TheStreet.com Inc.	85

		426

MACHINERY—2.2%
1,300	Actuant Corp. Cl. A*	57
4,375	Gehl Co.*	121

		178

MARINE—0.3%
381	American Commercial Lines Inc.*	21

OIL, GAS & CONSUMABLE FUELS—1.8%
3,045	World Fuel Services Corp.	144

PERSONAL PRODUCTS—1.1%
9,400	Parlux Fragrances Inc.*	87

PHARMACEUTICALS—3.4%
5,000	Noven Pharmaceuticals Inc.*	99
6,785	Salix Pharmaceuticals Ltd.*	69
5,340	Sciele Pharma Inc.	109

		277

ROAD & RAIL—4.2%
8,445	Celadon Group Inc.*	148
4,300	Genesee & Wyoming Inc. Cl. A*	113
5,218	Marten Transport Ltd.*	81

		342

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—12.7%
2,450	Cymer Inc.*	96
3,500	Diodes Inc.*	125
21,515	ON Semiconductor Corp.*	135
9,060	Rudolph Technologies Inc.*	126
15,000	Silicon Image Inc.*	159
10,455	Silicon Motion Technology Corp. ADR[1]*	140
3,275	Supertex Inc.*	109
4,605	Varian Semiconductor Equipment Associates Inc.	146

		1,036

SOFTWARE—5.2%
9,530	Radiant Systems Inc.	104
7,820	Smith Micro Software Inc.*	100
8,875	Sonic Solutions*	126
11,845	Synchronoss Technologies Inc.	92

		422

SPECIALTY RETAIL—2.3%
2,960	Aaron Rents Inc. Cl. B	71
4,685	Jos. A. Bank Clothiers Inc.*	118

		189

TEXTILES, APPAREL & LUXURY GOODS—3.3%
3,010	Crocs Inc.*	83
3,000	Gildan Activewear Inc. Cl. A (CAN)*	128
2,680	Volcom Inc.*	54

		265

TOTAL COMMON STOCKS (Cost $8,082)		7,744

SHORT-TERM INVESTMENTS—4.7%
(Cost $386)
Principal
Amount
(000s)

REPURCHASE AGREEMENTS

$386	Repurchase Agreement with State Street Corp. dated July 31, 2006 due August 1, 2006 at 4.550% collateralized by a FNMA Note (market value $398)	386

TOTAL INVESTMENTS—99.8% (Cost $8,468)		8,130

CASH AND OTHER ASSETS, LESS LIABILITIES—0.2%		15

TOTAL NET ASSETS—100.0%		$8,145

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*	Non-income producing security.

(CAN)	Canada.
The accompanying notes are an integral part of the portfolio of investments.

DOMESTIC EQUITY

Harbor Large Cap Value Fund
PORTFOLIO OF INVESTMENTS—July 31, 2006 (Unaudited)

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 2.6%)

Oil, Gas & Consumable Fuels	8.8
Media	8.5
Insurance	8.3
Commercial Banks	6.3
Industrial Conglomerates	5.9
Commercial Services & Supplies	5.6
Capital Markets	5.5
Pharmaceuticals	5.5
Aerospace & Defense	4.5
Diversified Financial Services	3.8
Specialty Retail	3.8
Wireless Telecommunication Services	3.7
Thrifts & Mortgage Finance	3.6
Food & Staples Retailing	3.1
Electric Utilities	3.0
Software	3.0
Electrical Equipment	2.8
Health Care Providers & Services	2.8
Office Electronics	2.7
Computers & Peripherals	1.9
IT Services	1.8
Household Durables	1.2
Construction Materials	0.9
Diversified Telecommunication Services	0.4

COMMON STOCKS—97.4%
		Value
Shares		(000s)

AEROSPACE & DEFENSE—4.5%
430,100	Honeywell International Inc.	$16,645
343,100	United Technologies Corp.	21,337

		37,982

CAPITAL MARKETS—5.5%
234,300	Merrill Lynch & Co. Inc.	17,062
438,100	Morgan Stanley	29,133

		46,195

COMMERCIAL BANKS—6.3%
699,500	Bank of America Corp.	36,045
611,100	North Fork Bancorporation Inc.	17,313

		53,358

COMMERCIAL SERVICES & SUPPLIES—5.6%
1,346,000	Cendant Corp.	20,203
649,600	Pitney Bowes Inc.[1]	26,842

		47,045

COMPUTERS & PERIPHERALS—1.9%
207,660	International Business Machines Corp.	16,075

CONSTRUCTION MATERIALS—0.9%
274,000	CEMEX SA de C.V. ADR[2]	7,760

DIVERSIFIED FINANCIAL SERVICES—3.8%
652,812	Citigroup Inc.	31,537

DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
68,833	Embarq Corp.[1]	3,115

ELECTRIC UTILITIES—3.0%
428,900	Exelon Corp.[1]	24,833

ELECTRICAL EQUIPMENT—2.8%
303,340	Emerson Electric Co.	23,940

FOOD & STAPLES RETAILING—3.1%
795,700	CVS Corp.	26,035

HEALTH CARE PROVIDERS & SERVICES—2.8%
484,460	HCA Inc.[1]	23,816

HOUSEHOLD DURABLES—1.2%
355,320	Pulte Homes Inc.[1]	10,127

INDUSTRIAL CONGLOMERATES—5.9%
819,300	General Electric Co.	26,783
870,570	Tyco International Ltd.	22,713

		49,496

INSURANCE—8.3%
382,800	Allstate Corp.	21,751
586,600	American International Group Inc.	35,589
250,160	Chubb Corp.	12,613

		69,953

IT SERVICES—1.8%
371,470	First Data Corp.	15,175

MEDIA—8.5%
1,043,860	Comcast Corp. Special Cl. A1*	35,783
2,155,800	Time Warner Inc.	35,571

		71,354

OFFICE ELECTRONICS—2.7%
1,604,820	Xerox Corp.*	22,612

DOMESTIC EQUITY

Harbor Large Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
		Value
Shares		(000s)

OIL, GAS & CONSUMABLE FUELS—8.8%
452,200	Chevron Corp.	$29,746
184,950	ConocoPhillips	12,695
492,700	Devon Energy Corp.	31,848

		74,289

PHARMACEUTICALS—5.5%
574,900	Abbott Laboratories	27,463
725,600	Pfizer Inc.	18,858

		46,321

SOFTWARE—3.0%
1,466,060	Symantec Corp.[1]*	25,465

SPECIALTY RETAIL—3.8%
566,600	Lowe’s Cos. Inc.	16,063
443,700	Office Depot Inc.*	15,996

		32,059

THRIFTS & MORTGAGE FINANCE—3.6%
676,140	Washington Mutual Inc.[1]	30,223

WIRELESS TELECOMMUNICATION SERVICES—3.7%
1,587,374	Sprint Nextel Corp.	31,430

TOTAL COMMON STOCKS (Cost $713,445)		820,195

SHORT-TERM INVESTMENTS—4.8%
Principal
Amount		Value
(000s)		(000s)

REPURCHASE AGREEMENTS
$12,224	Repurchase Agreement with State Street Corp. dated July 31, 2006 due August 1, 2006 at 4.550% collateralized by a FNMA Note (market value $12,473)	$12,224

Shares

SECURITIES LENDING COLLATERAL
	State Street Navigator Securities Lending
28,489,742	Prime Portfolio (1-day yield of 5.220%)	28,490

TOTAL SHORT-TERM INVESTMENTS (Cost $40,714)		40,714

TOTAL INVESTMENTS—102.2% (Cost $754,159)		860,909

CASH AND OTHER ASSETS, LESS LIABILITIES—(2.2)%		(18,324)

TOTAL NET ASSETS—100.0%		$842,585

1	A portion or all of this security was out on loan at July 31, 2006.

2	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*	Non-income producing security.
The accompanying notes are an integral part of the portfolio of investments.

DOMESTIC EQUITY

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—July 31, 2006 (Unaudited)

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 4.0%)

Insurance	9.2
Commercial Banks	7.0
Multi Utilities	6.2
Real Estate Investment Trusts (REITs)	5.4
Oil, Gas & Consumable Fuels	5.1
Chemicals	4.4
Household Durables	4.2
Machinery	4.0
Electric Utilities	3.5
Thrifts & Mortgage Finance	3.2
Textiles, Apparel & Luxury Goods	2.7
Media	2.5
Specialty Retail	2.3
Electronic Equipment & Instruments	2.2
IT Services	2.2
Food Products	2.1
Health Care Providers & Services	2.1
Auto Components	1.8
Metals & Mining	1.7
Food & Staples Retailing	1.6
Commercial Services & Supplies	1.5
Computers & Peripherals	1.5
Leisure Equipment & Products	1.4
Software	1.3
Beverages	1.2
Gas Utilities	1.2
Pharmaceuticals	1.2
Building Products	1.1
Diversified Telecommunication Services	1.1
Semiconductors & Semiconductor Equipment	1.1
Capital Markets	1.0
Diversified Financial Services	1.0
Road & Rail	1.0
Airlines	0.9
Paper & Forest Products	0.9
Aerospace & Defense	0.8
Consumer Finance	0.8
Multiline Retail	0.8
Containers & Packaging	0.7
Trading Companies & Distributors	0.7
Household Products	0.4
Tobacco	0.4
Diversified Consumer Services	0.3
Internet Software & Services	0.3

COMMON STOCKS—96.0%
		Value
Shares		(000s)

AEROSPACE & DEFENSE—0.8%
4,700	Goodrich Corp.	$190

AIRLINES—0.9%
4,400	Alaska Air Group Inc.*	164
7,500	ExpressJet Holdings Inc.[1]*	51

		215

AUTO COMPONENTS—1.8%
3,600	Autoliv Inc.	202
9,000	Goodyear Tire & Rubber Co.[1]*	99
5,300	Tenneco Automotive Inc.	123

		424

BEVERAGES—1.2%
1,400	Molson Coors Brewing Co. Cl. B1	100
7,700	PepsiAmericas Inc.	174

		274

BUILDING PRODUCTS—1.1%
9,800	Masco Corp.[1]	262

CAPITAL MARKETS—1.0%
1,700	A.G. Edwards Inc.	92
1,100	Bear Stearns Cos. Inc.	156

		248

CHEMICALS—4.4%
3,800	Eastman Chemical Co.	189
1,200	Georgia Gulf Corp.[1]	31
3,700	Lubrizol Corp.	158
5,500	Olin Corp.	88
5,400	PPG Industries Inc.	332
10,100	Valspar Corp.	249

		1,047

COMMERCIAL BANKS—7.0%
7,000	AmSouth Bancorporation	201
7,400	Comerica Inc.	433
6,900	Huntington Bancshares Inc.	168
12,300	KeyCorp	454
2,600	Popular Inc.	47
1,600	Regions Financial Corp.	58
3,200	UnionBanCal Corp.	198
3,100	United Bankshares Inc.[1]	110

		1,669

COMMERCIAL SERVICES & SUPPLIES—1.5%
18,000	IKON Office Solutions Inc.	249
2,600	John H. Harland Co.	102

		351

COMPUTERS & PERIPHERALS—1.5%
3,300	Lexmark International Inc. Cl. A	178
10,100	Western Digital Corp.	177

		355

CONSUMER FINANCE—0.8%
5,100	Advanta Corp. Cl. B1	184

CONTAINERS & PACKAGING—0.7%
2,400	Greif Inc. Cl. A	166

DIVERSIFIED CONSUMER SERVICES—0.3%
3,500	H&R Block Inc.	80

DIVERSIFIED FINANCIAL SERVICES—1.0%
5,100	CIT Group Inc.	234

DOMESTIC EQUITY

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
		Value
Shares		(000s)

DIVERSIFIED TELECOMMUNICATION SERVICES—1.1%
6,500	CenturyTel Inc.	$251

ELECTRIC UTILITIES—3.5%
10,500	American Electric Power Company Inc.	379
6,100	Edison International	252
4,800	Pinnacle West Capital Corp.	207

		838

ELECTRONIC EQUIPMENT & INSTRUMENTS—2.2%
27,700	Sanmina-SCI Corp.*	96
34,100	Solectron Corp.[1]*	103
23,300	Vishay Intertechnology Inc.[1]*	327

		526

FOOD & STAPLES RETAILING—1.6%
5,000	BJ’s Wholesale Club Inc.	142
2,700	Safeway Inc.*	76
6,055	SUPERVALU Inc.	164

		382

FOOD PRODUCTS—2.1%
28,600	Del Monte Foods Co.	300
3,600	Pilgrim’s Pride Corp.[1]	92
8,300	Tyson Foods Inc. Cl. A1	117

		509

GAS UTILITIES—1.2%
5,100	National Fuel Gas Co.[1]	189
2,800	WGL Holdings Inc.[1]	84

		273

HEALTH CARE PROVIDERS & SERVICES—2.1%
2,300	CIGNA Corp.	210
3,600	Kindred Healthcare Inc.[1]*	95
3,300	Universal Health Services Inc. Cl. B	185

		490

HOUSEHOLD DURABLES—4.2%
7,700	American Greetings Corp. Cl. A1	173
2,700	Beazer Homes USA Inc.[1]	113
4,900	Furniture Brands International Inc.[1]	98
170	NVR Inc.[1]*	84
3,400	Stanley Works	154
8,200	Tupperware Corp.[1]	142
2,900	Whirlpool Corp.[1]	224

		988

HOUSEHOLD PRODUCTS—0.4%
1,300	Energizer Holdings Inc.[1]*	83

INSURANCE—9.2%
9,500	Aon Corp.	325
4,410	Cincinnati Financial Corp.	208
6,900	Horace Mann Educators Corp.	117
2,300	LandAmerica Financial Group Inc.[1]	147
6,911	Lincoln National Corp.	392
2,200	MBIA Inc.	129
4,400	Nationwide Financial Services Inc. Cl. A	198
3,900	Principal Financial Group*	211
2,300	Protective Life Corp.	107
4,400	Safeco Corp.	236
2,800	StanCorp Financial Group Inc.	121

		2,191

INTERNET SOFTWARE & SERVICES—0.3%
10,300	EarthLink Inc.[1]*	74

IT SERVICES—2.2%
3,300	Computer Sciences Corp.[1]*	173
8,800	Convergys Corp.*	168
9,300	Sabre Holdings Corp. Cl. A1	192

		533

LEISURE EQUIPMENT & PRODUCTS—1.4%
6,200	Eastman Kodak Co.[1]	138
11,000	Mattel Inc.[1]	198

		336

MACHINERY—4.0%
8,400	AGCO Corp.[1]*	193
5,100	Albany International Corp. Cl. A	183
2,000	Cummins Inc.[1]	234
7,900	Navistar International Corp.*	177
3,200	SPX Corp.[1]	175

		962

MEDIA—2.5%
4,400	Gannett Inc.	229
12,000	Sinclair Broadcast Group Inc. Cl. A1	101
6,900	Tribune Co.[1]	205
10,200	Westwood One Inc.[1]	68

		603

METALS & MINING—1.7%
4,600	Nucor Corp.	244
2,600	United States Steel Corp.	164

		408

MULTI-UTILITIES—6.2%
10,200	Alliant Energy Corp.	369
5,700	DTE Energy Co.	241
3,600	NiSource Inc.	82
3,800	NSTAR	119
9,700	Puget Energy Inc.	215
9,800	TECO Energy Inc.	156
14,100	Xcel Energy Inc.[1]	283

		1,465

MULTILINE RETAIL—0.8%
3,000	J.C. Penney Co. Inc.[1]	189

OIL, GAS & CONSUMABLE FUELS—5.1%
7,200	Hess Corp.	381
1,600	Houston Exploration Co.[1]*	102
4,800	Sunoco Inc.	334
3,200	Swift Energy Co.*	153
3,100	Tesoro Petroleum Corp.[1]*	232

		1,202

PAPER & FOREST PRODUCTS—0.9%
8,500	MeadWestvaco Corp.[1]	222

PHARMACEUTICALS—1.2%
16,400	King Pharmaceuticals Inc.[1]	279

REAL ESTATE INVESTMENT TRUSTS (REITs)—5.4%
16,900	Anthracite Capital Inc.[1]	207
4,000	Crescent Real Estate Equities Co.[1]	78
2,100	First Industrial Realty Trust Inc.[1]	85
10,800	Friedman, Billings, Ramsey Group Inc. Cl. A1	99
6,400	Hospitality Properties Trust[1]	279
18,200	HRPT Properties Trust[1]	214
10,700	Innkeepers USA Trust	180
5,200	RAIT Investment Trust[1]	147

		1,289

DOMESTIC EQUITY

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
		Value
Shares		(000s)

ROAD & RAIL—1.0%
4,000	CSX Corp.	$243

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.1%
6,200	Axcelis Technologies Inc.[1]*	35
9,900	LSI Logic Corp.[1]*	81
9,700	Micron Technology Inc.*	151

		267

SOFTWARE—1.3%
5,800	Reynolds & Reynolds Co. Cl. A1	205
4,700	Sybase Inc.	99

		304

SPECIALTY RETAIL—2.3%
1,400	Barnes & Noble Inc.[1]	47
4,300	Borders Group Inc.[1]	82
2,300	Sherwin-Williams Co.[1]	116
7,700	Sonic Automotive Inc. Cl. A	177
4,500	Stage Stores Inc.[1]	134

		556

TEXTILES, APPAREL & LUXURY GOODS—2.7%
7,500	Jones Apparel Group Inc.	222
5,300	Kellwood Co.[1]	140
1,500	Liz Claiborne Inc.[1]	53
3,200	VF Corp.	217

		632

THRIFTS & MORTGAGE FINANCE—3.2%
3,000	Downey Financial Corp.[1]	199
1,700	IndyMac Bancorp Inc.[1]	72
5,100	MGIC Investment Corp.	290
3,096	Radian Group Inc.	191

		752

TOBACCO—0.4%
800	Reynolds American Inc.[1]	101

TRADING COMPANIES & DISTRIBUTORS—0.7%
6,100	United Rentals Inc.[1]	170

TOTAL COMMON STOCKS (Cost $20,998)		22,817

SHORT-TERM INVESTMENTS—29.1%

Principal
Amount
(000s)

REPURCHASE AGREEMENTS
$832	Repurchase Agreement with State Street Corp. dated July 31, 2006 due August 1, 2006 at 4.550% collateralized by a FNMA Note (market value $850)	832

Shares

SECURITIES LENDING COLLATERAL
	State Street Navigator Securities Lending
6,078,759	Prime Portfolio (1-day yield of 5.220%)	6,079

TOTAL SHORT-TERM INVESTMENTS (Cost $6,911)		6,911

TOTAL INVESTMENTS—125.1% (Cost $27,909)		29,728

CASH AND OTHER ASSETS, LESS LIABILITIES—(25.1)%		(5,969)

TOTAL NET ASSETS—100.0%		$23,759

1	A portion or all of this security was out on loan at July 31, 2006.

*	Non-income producing security.
The accompanying notes are an integral part of the portfolio of investments.

DOMESTIC EQUITY

Harbor Small Cap Value Fund
PORTFOLIO OF INVESTMENTS—July 31, 2006 (Unaudited)

Equity Holdings (% of net assets)
(Excludes net cash, short-term investments and other investment companies of 8.2%)

Insurance	8.2
Life Sciences Tools & Services	6.9
Machinery	6.9
Oil, Gas & Consumable Fuels	6.8
Capital Markets	6.2
Household Durables	5.3
Health Care Providers & Services	5.1
IT Services	4.6
Electronic Equipment & Instruments	3.8
Commercial Services & Supplies	3.3
Thrifts & Mortgage Finance	3.1
Aerospace & Defense	2.9
Real Estate Investment Trusts (REITs)	2.8
Energy Equipment & Services	2.7
Hotels, Restaurants & Leisure	2.6
Commercial Banks	2.4
Chemicals	2.2
Construction & Engineering	1.8
Health Care Equipment & Supplies	1.8
Multi-Utilities	1.8
Textiles, Apparel & Luxury Goods	1.8
Gas Utilities	1.4
Construction Materials	1.3
Automobiles	1.2
Diversified Financial Services	1.0
Specialty Retail	1.0
Trading Companies & Distributors	1.0
Consumer Finance	0.8
Personal Products	0.8
Wireless Telecommunication Services	0.2
Pharmaceuticals	0.1

COMMON STOCKS—91.8%
		Value
Shares		(000s)

AEROSPACE & DEFENSE—2.9%
1,818,100	Hexcel Corp.[1]*	$26,126
1,025,398	Moog Inc. Cl. A1*	35,571

		61,697

AUTOMOBILES—1.2%
888,000	Winnebago Industries Inc.[1]	25,672

CAPITAL MARKETS—6.2%
1,353,173	Eaton Vance Corp.[1]	33,505
1,850,400	Jefferies Group Inc.[1]	48,073
1,709,968	Raymond James Financial Inc.[1]	49,692

		131,270

CHEMICALS—2.2%
855,200	Scotts Miracle-Gro Co. Cl. A1	33,550
538,100	Valspar Corp.[1]	13,253

		46,803

COMMERCIAL BANKS—2.4%
453,179	Oriental Financial Group Inc.[1]	5,696
840,300	Pacific Capital Bancorp[1]	24,755
660,800	Sterling Financial Corp.[1]	21,126

		51,577

COMMERCIAL SERVICES & SUPPLIES—3.3%
647,402	Administaff Inc.[1]	20,464
2,966,600	Allied Waste Industries Inc.[1]*	30,141
612,038	School Specialty Inc.[1]*	19,585

		70,190

CONSTRUCTION & ENGINEERING—1.8%
950,100	URS Corp.[1]*	37,624

CONSTRUCTION MATERIALS—1.3%
1,230,861	Headwaters Inc.[1]*	28,482

CONSUMER FINANCE—0.8%
226,787	AmeriCredit Corp.[1]*	5,577
63,100	Student Loan Corp.[1]	11,342

		16,919

DIVERSIFIED FINANCIAL SERVICES—1.0%
1,207,900	Asset Acceptance Capital Corp.[1]*	21,960

ELECTRONIC EQUIPMENT & INSTRUMENTS—3.8%
1,018,402	Checkpoint Systems Inc.[1]*	16,804
1,776,618	FLIR Systems Inc.[1]*	42,656
6,496,600	Sanmina-SCI Corp.*	22,478

		81,938

ENERGY EQUIPMENT & SERVICES—2.7%
1,331,685	Oceaneering International Inc.[1]*	58,221

GAS UTILITIES—1.4%
786,700	ONEOK Inc.[1]	29,273

HEALTH CARE EQUIPMENT & SUPPLIES—1.8%
864,400	The Cooper Companies Inc.[1]	38,206

HEALTH CARE PROVIDERS & SERVICES—5.1%
1,142,300	AMERIGROUP Corp.[1]*	33,241
870,862	Healthways Inc.[1]*	46,783
981,800	Sunrise Senior Living Inc.[1]*	28,354

		108,378

HOTELS, RESTAURANTS & LEISURE—2.6%
700,999	Brinker International Inc.[1]	22,712
175,945	CEC Entertainment Inc.[1]*	5,196
1,362,291	Sonic Corp.[1]*	26,810

		54,718

HOUSEHOLD DURABLES—5.3%
78,400	Harman International Industries Inc.[1]	6,288
984,096	Hovnanian Enterprises Inc. Cl. A1*	26,954
613,600	Meritage Home Corp.[1]*	23,789

DOMESTIC EQUITY

Harbor Small Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
		Value
Shares		(000s)

HOUSEHOLD DURABLES—Continued
712,000	Snap-on Inc.	$29,911
1,139,160	Standard Pacific Corp.[1]	25,438

		112,380

INSURANCE—8.2%
978,602	Commerce Group Inc.[1]	29,564
1,061,598	Delphi Financial Group Inc.[1]	40,436
1,492,169	Philadelphia Consolidated Holding Corp.[1]*	50,540
335,100	Protective Life Corp.[1]	15,518
616,953	State Auto Financial Corp.[1]	18,632
675,700	United Fire & Casualty Co.[1]	20,176

		174,866

IT SERVICES—4.6%
1,588,600	Global Payments Inc.[1]	67,579
986,400	MoneyGram International Inc.[1]	30,233

		97,812

LIFE SCIENCES TOOLS & SERVICES—6.9%
1,035,900	Covance Inc.[1]*	66,049
2,086,486	Pharmaceutical Product Development Inc.[1]	80,288

		146,337

MACHINERY—6.9%
849,600	Bucyrus International Inc. Cl. A1	41,384
495,600	Harsco Corp.[1]	39,950
766,650	Joy Global Inc.[1]	28,765
1,132,900	Timken Co.[1]	36,479

		146,578

MULTI-UTILITIES—1.8%
1,421,200	PNM Resources Inc.[1]	38,102

OIL, GAS & CONSUMABLE FUELS—6.8%
1,361,000	Cabot Oil & Gas Corp.	71,793
597,900	Houston Exploration Co.[1]*	38,182
736,400	Swift Energy Co.[1]*	35,347

		145,322

PERSONAL PRODUCTS—0.8%
993,219	Elizabeth Arden Inc.[1]*	16,766

PHARMACEUTICALS—0.1%
28,750	Barr Pharmaceuticals Inc.[1]*	1,431

REAL ESTATE INVESTMENT TRUSTS (REITs)—2.8%
515,000	SL Green Realty Corp.	58,865

SPECIALTY RETAIL—1.0%
302,700	Aaron Rents Inc. Cl. B1	7,307
1,115,863	Stein Mart Inc.[1]	14,384

		21,691

TEXTILES, APPAREL & LUXURY GOODS—1.8%
1,096,900	Phillips-Van Heusen Corp.[1]	38,973

THRIFTS & MORTGAGE FINANCE—3.1%
500,400	Accredited Home Lenders Holding Co.[1]*	22,683
872,550	Astoria Financial Corp.[1]	25,959
565,100	BankUnited Financial Corp.[1]	16,721

		65,363

TRADING COMPANIES & DISTRIBUTORS—1.0%
458,884	Watsco Inc.[1]	20,338

WIRELESS TELECOMMUNICATION SERVICES—0.2%
110,000	American Tower Corp. Cl. A1*	3,718

TOTAL COMMON STOCKS (Cost $1,741,778)		1,951,470

OTHER INVESTMENT COMPANIES—2.0%
(Cost $43,575)
605,600	iShares Russell 2000 Value Index Fund[1]	43,198

SHORT-TERM INVESTMENTS—32.9%
Principal
Amount
(000s)

REPURCHASE AGREEMENTS
$118,167	Repurchase Agreement with State Street Corp. dated July 31, 2006 due August 1, 2006 at 4.550% collateralized by a FNMA Note (market value $120,433)	118,167

Shares

SECURITIES LENDING COLLATERAL
	State Street Navigator Securities Lending
582,539,968	Prime Portfolio (1-day yield of 5.220%)	582,540

TOTAL SHORT-TERM INVESTMENTS (Cost $700,707)		700,707

TOTAL INVESTMENTS—126.7% (Cost $2,486,060)		2,695,375

CASH AND OTHER ASSETS, LESS LIABILITIES—(26.7)%		(568,635)

TOTAL NET ASSETS—100.0%		$2,126,740

1	A portion or all of this security was out on loan at July 31, 2006.

*	Non-income producing security.
The accompanying notes are an integral part of the portfolio of investments.

DOMESTIC EQUITY

Harbor International Equity Funds
Harbor International Fund
PORTFOLIO OF INVESTMENTS—July 31, 2006 (Unaudited)

Equity Holdings by Country (% of net assets)
(Excludes net cash and short-term investments of 2.3%)

Japan (JP)	14.6
United Kingdom (UK)	13.4
Switzerland (SWS)	12.2
France (FR)	11.9
Germany (GER)	8.4
Brazil (BR)	7.1
Sweden (SW)	4.3
Malaysia (MAL)	3.7
Australia (AUS)	2.7
Singapore (SGP)	2.6
China (CHN)	2.5
Netherlands (NET)	2.4
Finland (FIN)	2.1
Italy (IT)	2.0
Norway (NOR)	2.0
Denmark (DEN)	1.7
Spain (SP)	1.7
Hong Kong (HK)	1.4
South Africa (S. AFR)	0.6
India (IND)	0.4

COMMON STOCKS—91.8%
		Value
Shares		(000s)

AIRLINES—0.6%
47,725,000	Cathay Pacific Airways Ltd. (HK)	$85,557

AUTO COMPONENTS—3.0%
2,707,000	Continental AG (GER)	276,479
2,762,345	Michelin (CGDE) Cl. B (FR)	168,027

		444,506

AUTOMOBILES—2.1%
2,181,700	Peugeot SA (FR)	114,658
3,667,000	Toyota Motor Corp. (JP)	193,021

		307,679

BEVERAGES—1.8%
15,675,901	Diageo plc (UK)	275,788

BUILDING PRODUCTS—3.3%
15,125,000	Asahi Glass Co. Ltd. (JP)	193,804
5,160,000	ASSA ABLOY Ab (SW)	84,943
3,003,724	Compagnie de Saint-Gobain (FR)	214,641

		493,388

CAPITAL MARKETS—3.0%
12,519,000	Nomura Holdings Inc. (JP)	222,737
4,154,376	UBS AG (SWS)	226,136

		448,873

CHEMICALS—2.4%
4,224,470	Linde AG (GER)	356,781

COMMERCIAL BANKS—15.9%
3,175,000	Banco Popolare di Verona e Novara S.c.r.l. (IT)	90,496
17,022,629	Banco Santander Central Hispano SA—Registered (SP)	257,892
21,691,000	Bank of Yokohama Ltd. (JP)	173,964
6,547,000	Commerzbank AG (GER)	229,312
6,317,977	Credit Agricole SA (FR)	254,013
19,840,000	DBS Group Holdings Ltd. (SGP)	227,221
11,462,383	HSBC Holdings plc (UK)	208,177
54,100,000	Malayan Banking Berhad (MAL)	155,318
14,200	Mitsubishi Tokyo Financial Group Inc. (JP)	198,935
9,459,358	Standard Chartered plc (UK)	239,490
17,400,000	Sumitomo Trust and Banking Co. Ltd. (JP)	184,866
15,674,842	United Overseas Bank Ltd. (SGP)	154,863

		2,374,547

COMMUNICATIONS EQUIPMENT—1.5%
484,360	Ericsson (LM) Tel Ab Cl. B ADR (SW)[1]	15,248
64,906,218	Ericsson (LM) Tel Ab Series B (SW)	204,579

		219,827

CONSTRUCTION MATERIALS—1.7%
3,338,181	Holcim Ltd.—Registered (SWS)	260,665

CONSUMER FINANCE—1.7%
970,000	ORIX Corp. (JP)	253,191

DIVERSIFIED FINANCIAL SERVICES—3.0%
4,671,007	ING Groep NV (NET)	189,556
14,050,000	Investor Ab Cl. B (SW)	257,674
10,835,055	Nova America SA (BR)*	—

		447,230

DIVERSIFIED TELECOMMUNICATION SERVICES—0.8%
49,000,000	Telekom Malaysia Berhad (MAL)	121,243

ELECTRICAL EQUIPMENT—2.7%
31,400,000	ABB Ltd. (SWS)	406,239

ELECTRONIC EQUIPMENT & INSTRUMENTS—0.4%
1,725,000	Hoya Corp. (JP)	60,336

FOOD PRODUCTS—3.0%
20,039,958	Cadbury Schweppes plc (UK)	195,715
787,000	Nestle SA—Registered (SWS)	257,988

		453,703

HOTELS, RESTAURANTS & LEISURE—3.0%
3,995,357	Accor SA (FR)	235,749
21,900,000	Genting Berhad (MAL)	149,677
22,200,000	Resorts World Berhad (MAL)	68,610

		454,036

HOUSEHOLD DURABLES—0.9%
2,968,300	Sony Corp. (JP)	134,205

INDUSTRIAL CONGLOMERATES—0.4%
38,500,000	Sime Darby Berhad (MAL)	58,964

INTERNATIONAL EQUITY

Harbor International Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
		Value
Shares		(000s)

INSURANCE—5.3%
1,250,000	Allianz AG—Registered (GER)	$196,170
7,443,284	AXA SA (FR)	256,351
82,000,000	China Life Insurance Co. Ltd. (CHN)	138,232
1,422,000	Munchener Ruckversicherungs-Gesellschaft AG (Munich Re)—Registered (GER)	195,659

		786,412

MACHINERY—1.9%
3,335,000	Atlas Copco Ab Series A (SW)	83,175
2,329,000	Fanuc Ltd. (JP)	194,202

		277,377

MEDIA—0.9%
5,195,000	JCDecaux SA (FR)*	133,981

METALS & MINING—6.3%
2,115,683	Anglo American plc (UK)	88,845
9,587,480	Anglo American plc ADR (UK)[1]	201,912
1,883,000	AngloGold Ashanti Ltd. ADR (S. AFR)[1]	91,495
21,325,484	BHP Billiton (AUS)	404,217
2,861,657	Rio Tinto plc—Registered (UK)	148,683

		935,152

OFFICE ELECTRONICS—1.8%
5,797,500	Canon Inc. (JP)	276,793

OIL, GAS & CONSUMABLE FUELS—10.8%
16,233,662	BG Group plc (UK)	218,438
19,687,000	BP plc (UK)	239,569
403,000,000	China Petroleum & Chemical Corp (Sinopec Corp.) (CHN)	230,131
6,687,700	Eni SpA (IT)	205,174
608,465	Royal Dutch Shell plc Cl. A (UK)	21,532
25,285	Royal Dutch Shell plc Cl. A (NET)	896
2,365,000	Royal Dutch Shell plc Cl. A ADR (NET)[1]	167,442
10,095,000	Statoil ASA (NOR)	302,137
3,370,976	TOTAL SA (FR)	229,580

		1,614,899

PAPER & FOREST PRODUCTS—3.2%
3,440,000	Aracruz Celulose SA ADR (BR)[1]	171,931
6,125,000	Stora Enso Oyj (FIN)	90,550
9,955,000	UPM-Kymmene Corp. (FIN)	221,403

		483,884

PERSONAL PRODUCTS—1.9%
1,795,000	L’Oreal SA (FR)	179,913
5,210,000	Shiseido Co. Ltd. (JP)	103,951

		283,864

PHARMACEUTICALS—4.5%
3,626,690	Novartis AG—Registered (SWS)	205,214
4,088,100	Novo Nordisk A/S Series B (DEN)	251,581
1,190,000	Roche Holding Ltd. (SWS)	211,775

		668,570

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.0%
1,457,484	United Overseas Land Ltd. (SGP)	2,656

TEXTILES, APPAREL & LUXURY GOODS—1.7%
5,670,800	Compagnie Financiere Richemont AG Cl. A (SWS)	256,170

THRIFTS & MORTGAGE FINANCE—0.4%
2,100,000	Housing Development Finance Corp. (IND)	53,060

TOBACCO—1.1%
6,173,568	British American Tobacco plc (UK)	166,355

WIRELESS TELECOMMUNICATION SERVICES—0.8%
19,525,000	China Mobile (Hong Kong) Ltd. (HK)	126,238
45,069	China Mobile (Hong Kong) Ltd. ADR (HK)[1]	1,457

		127,695

TOTAL COMMON STOCKS (Cost $8,331,674)		13,723,626

PREFERRED STOCKS—5.9%
COMMERCIAL BANKS—1.8%
8,195,376	Banco Bradesco SA (BR)	274,246

DIVERSIFIED FINANCIAL SERVICES—0.0%
1,056,355	Nova America SA*	—

METALS & MINING—1.5%
11,448,000	Companhia Vale do Rio Doce Cl. A (BR)	227,855

OIL, GAS & CONSUMABLE FUELS—2.6%
18,877,900	Petroleo Brasileiro SA — PETROBRAS (BR)	389,620

TOTAL PERFERRED STOCKS (Cost $168,625)		891,721

SHORT-TERM INVESTMENTS—2.4%
Principal
Amount
(000s)

COMMERCIAL PAPER
	American Express Credit Corp. Yrs. 1&2
$46,618	5.150%—08/03/2006	46,618
24,703	5.220%—08/07/2006	24,703

		71,321

	ChevronTexaco Funding Corp.
33,335	5.200%—08/04/2006	33,335

	Citigroup Funding Inc.
39,218	5.200%—08/01/2006	39,218
33,335	5.230%—08/02/2006	33,335

		72,553

	General Electric Capital Corp.
33,716	5.230%—08/01/2006	33,716
33,335	5.230%—08/03/2006	33,335
24,704	5.240%—08/08/2006	24,704

		91,755

	Prudential Funding Corp.
46,618	5.220%—08/04/2006	46,618
39,218	5.230%—08/02/2006	39,218

		85,836

TOTAL SHORT-TERM INVESTMENTS (Cost $354,800)		354,800

TOTAL INVESTMENTS—100.1% (Cost $8,855,099)		14,970,147

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.1)%		(20,414)

TOTAL NET ASSETS—100.0%		$14,949,733

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*	Non-income producing security.
The accompanying notes are an integral part of the portfolio of investments.

INTERNATIONAL EQUITY

Harbor International Growth Fund
PORTFOLIO OF INVESTMENTS—July 31, 2006 (Unaudited)

Equity Holdings by Country (% of net assets)
(Excludes net cash and short-term investments of 2.7%)

Switzerland (SWS)	19.2
United Kingdom (UK)	16.9
Japan (JP)	16.7
France (FR)	9.6
Germany (GER)	6.5
Mexico (MEX)	5.0
Hong Kong (HK)	4.7
Canada (CAN)	3.6
Singapore (SGP)	3.5
Sweden (SW)	2.5
Australia (AUS)	2.1
Brazil (BR)	2.0
South Korea (S. KOR)	1.9
Norway (NOR)	1.1
Austria (AUT)	1.0
India (IND)	1.0

COMMON STOCKS—97.3%
		Value
Shares		(000s)

AEROSPACE & DEFENSE—2.0%
732,703	BAE SYSTEMS plc (UK)	$4,894

AUTO COMPONENTS—4.2%
99,805	Continental AG (GER)	10,194

AUTOMOBILES—2.2%
104,500	Toyota Motor Corp. (JP)	5,501

BEVERAGES—3.1%
429,251	Diageo plc (UK)	7,552

BIOTECHNOLOGY—1.1%
64,987	CSL Ltd. (AUS)	2,632

CAPITAL MARKETS—5.8%
84,450	Man Group plc (UK)	3,875
187,843	UBS AG (SWS)	10,215

		14,090

CHEMICALS—6.5%
87,210	Lonza Group Ltd.—Registered (SWS)	5,923
69,692	Syngenta AG—Registered (SWS)	10,016

		15,939

COMMERCIAL BANKS—8.5%
562,000	DBS Group Holdings Ltd. (SGP)	6,436
42,371	Erste Bank der oesterreichischen Sparkassen AG (AUT)	2,446
88,728	ICICI Bank Ltd. ADR (IND)[1]	2,318
427	Mitsubishi Tokyo Financial Group Inc. (JP)	5,982
53,350	Unibanco Holdings SA (GDR) (BR)[2]	3,701

		20,883

COMMUNICATIONS EQUIPMENT—2.5%
193,613	Ericsson (LM) Tel Ab Cl. B ADR (SW)[1]	6,095

CONSTRUCTION MATERIALS—2.1%
179,525	CEMEX SA de C.V. ADR (MEX)[1]	5,084

CONSUMER FINANCE—1.8%
100,500	Credit Saison Co. Ltd. (JP)	4,355

ELECTRICAL EQUIPMENT—2.5%
477,957	ABB Ltd. (SWS)	6,184

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.8%
193,000	Nippon Electric Glass Co. Ltd. (JP)	4,313

ENERGY EQUIPMENT & SERVICES—1.1%
159,798	Acergy SA (NOR)*	2,757

FOOD & STAPLES RETAILING—2.9%
140,069	Shoppers Drug Mart Corp. (CAN)	5,446
888,000	The SEIYU Ltd. (JP)	1,624

		7,070

FOOD PRODUCTS—2.0%
14,968	Nestle SA—Registered (SWS)	4,907

HOTELS, RESTAURANTS & LEISURE—1.6%
1,858,000	Shangri-La Asia Ltd. (HK)	3,865

HOUSEHOLD DURABLES—0.5%
117,179	Gafisa SA (BR)	1,188
11,589	Gafisa SA (BR)[3]	117

		1,305

HOUSEHOLD PRODUCTS—2.3%
141,080	Reckitt Benckiser plc (UK)	5,664

LEISURE EQUIPMENT & PRODUCTS—1.7%
127,762	Sega Sammy Holdings Inc. (JP)	4,238

MACHINERY—3.4%
28,878	Fanuc Ltd. (JP)	2,408
24,956	Vallourec SA (FR)	5,437
2,428	Vallourec SA (FR)[3]	528

		8,373

MEDIA—1.0%
96,401	JCDecaux SA (FR)*	2,486

METALS & MINING—1.0%
128,815	BHP Billiton (AUS)	2,442

MULTI-UTILITIES—3.5%
158,422	Veolia Environnement SA (FR)	8,624

OIL, GAS & CONSUMABLE FUELS—5.3%
811,192	BP plc (UK)	9,871
36,114	CNOOC Ltd. ADR (HK)[1]	3,101

		12,972

PHARMACEUTICALS—7.0%
262,690	GlaxoSmithKline plc (UK)	7,268
55,107	Roche Holding Ltd. (SWS)	9,807

		17,075

INTERNATIONAL EQUITY

Harbor International Growth Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
		Value
Shares		(000s)

REAL ESTATE MANAGEMENT & DEVELOPMENT—2.1%
849,000	CapitaLand Ltd. (SGP)	$2,201
115,000	Sumitomo Realty & Development Co. Ltd. (JP)	2,862

		5,063

ROAD & RAIL—1.4%
85,959	Canadian National Railway Co. (CAN)	3,472

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.9%
7,400	Samsung Electronics Co. Ltd. (S. KOR)	4,708

SPECIALTY RETAIL—4.4%
450,714	Carphone Warehouse Group plc (UK)	2,323
601,000	Esprit Holdings Ltd. (HK)	4,582
39,900	Yamada Denki Co. Ltd. (JP)	3,890

		10,795

TEXTILES, APPAREL & LUXURY GOODS—2.6%
63,479	LVMH Moet Hennessy Louis Vuitton SA (FR)	6,380

THRIFTS & MORTGAGE FINANCE—2.3%
100,738	Hypo Real Estate Holding AG (GER)	5,603

TRADING COMPANIES & DISTRIBUTORS—2.3%
1,079,000	Marubeni Corp. (JP)	5,734

WIRELESS TELECOMMUNICATION SERVICES—2.9%
198,693	America Movil SA de C.V. Series L ADR (MEX)[1]	7,109

TOTAL COMMON STOCKS (Cost $213,295)		238,358

SHORT-TERM INVESTMENTS—4.1%
(Cost $10,158)
Principal
Amount		Value
(000s)		(000s)

REPURCHASE AGREEMENTS
$10,158	Repurchase Agreement with State Street Corp. dated July 31, 2006 due August 1, 2006 at 4.550% collateralized by a FNMA Note (market value $10,363)	10,158

TOTAL INVESTMENTS—101.4% (Cost $223,453)		248,516

CASH AND OTHER ASSETS, LESS LIABILITIES—(1.4)%		(3,420)

TOTAL NET ASSETS—100.0%		$245,096

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

2	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking organizations.

3	Securities purchased in a transaction exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service selected by the adviser (Harbor Capital Advisors, Inc.) and are considered to be liquid under procedures established by the Board of Trustees. At July 31, 2006, these securities were valued at 645 or 0.26% of net assets.

*	Non-income producing security.
The accompanying notes are an integral part of the portfolio of investments.

INTERNATIONAL EQUITY

Harbor Fixed Income Funds
Harbor High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS—July 31, 2006 (Unaudited)

Total Investments (% of net assets)
(Excludes net cash and short-term investments of 10.2%)

Media	13.0
Commercial Services & Supplies	8.7
Wireless Telecommunication Services	7.8
Oil, Gas & Consumable Fuels	6.7
Hotels, Restaurants & Leisure	5.0
Diversified Telecommunication Services	4.8
Household Durables	3.2
Specialty Retail	3.0
Paper & Forest Products	2.7
Household Products	2.5
Health Care Providers & Services	2.3
Aerospace & Defense	2.2
Chemicals	2.2
Electric Utilities	2.1
Food Products	2.1
Building Products	1.9
Food & Staples Retailing	1.9
Textiles, Apparel & Luxury Goods	1.8
Distributors	1.7
Gas Utilities	1.7
Consumer Finance	1.5
Diversified Consumer Services	1.4
Containers & Packaging	1.3
IT Services	1.2
Auto Components	1.0
Automobiles	1.0
Pharmaceuticals	1.0
Energy Equipment & Services	0.7
Communications Equipment	0.5
Diversified Financial Services	0.5
Office Electronics	0.5
Machinery	0.4
Real Estate Investment Trusts (REITs)	0.4
Electronic Equipment & Instruments	0.3
Health Care Equipment & Supplies	0.3
Leisure Equipment & Products	0.3
Beverages	0.2

COMMON STOCKS—0.5%

		Value
Shares		(000s)

MACHINERY—0.1%
1,000	Mueller Water Products Inc.	$16

OIL, GAS & CONSUMABLE FUELS—0.4%
5,000	Alpha Natural Resources Inc.	81
5,000	Compton Petroleum Corp. (CAN)	65

		146

TOTAL COMMON STOCKS (Cost $185)		162

CORPORATE BONDS & NOTES—87.8%

Principal
Amount
(000s)

AEROSPACE & DEFENSE—2.2%
	Argo-Tech Corp.
$125	9.250%—06/01/2011	130
	Armor Holdings Inc.
100	8.250%—08/15/2013	105
	DRS Technologies Inc.
150	7.625%—02/01/2018	150
	K&F Acquisition Inc.
100	7.750%—11/15/2014	99
	Sequa Corp.
250	9.000%—08/01/2009	264

		748

AUTO COMPONENTS—1.0%
	Goodyear Tire & Rubber Co.
150	7.857%—08/15/2011	139
	United Components Inc.
200	9.375%—06/15/2013	198

		337

BEVERAGES—0.2%
	Le-Nature’s Inc.
50	9.000%—06/15/2013[1]	53

BUILDING PRODUCTS—1.9%
	Goodman Global Holding Co. Inc.
100	7.875%—12/15/2012	93
179	8.329%—06/15/2012[2]	180

		273

	Interface Inc.
125	7.300%—04/01/2008	127
125	10.375%—02/01/2010	137

		264

	Nortek Inc.
100	8.500%—09/01/2014	94

		631

CHEMICALS—2.2%
	Huntsman LLC
50	11.500%—07/15/2012	56
	Nalco Co.
200	8.875%—11/15/2013	203
	Rhodia SA
100	8.875%—06/01/2011	102
33	10.250%—06/01/2010	36

		138

FIXED INCOME

Harbor High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued

Principal
Amount		Value
(000s)		(000s)

CHEMICALS—Continued
	Rockwood Specialties Group Inc.
$125	7.500%—11/15/2014	$122
182	10.625%—05/15/2011	197

		319

		716

COMMERCIAL SERVICES & SUPPLIES—8.7%
	Ahern Rentals Inc.
125	9.250%—08/15/2013	127
	Allied Waste North America Inc.
150	7.125%—05/15/2016[1]	144
	Avis Budget Car Rental LLC
100	7.576%—05/15/2014[1,2]	101
	Brickman Group Ltd. Series B
250	11.750%—12/15/2009	270
	Casella Waste Systems Inc.
150	9.750%—02/01/2013	158
	CHC Helicopter Corp.
50	7.375%—05/01/2014	47
	Corrections Corp of America
100	7.500%—05/01/2011	101
	Da-Lite Screen Co. Inc.
150	9.500%—05/15/2011	159
	DynCorp International Series B
137	9.500%—02/15/2013	142
	Global Cash Access LLC
162	8.750%—03/15/2012	172
	Hertz Corp.
250	8.875%—01/01/2014[1]	262
	IKON Office Solutions Inc.
100	7.750%—09/15/2015	100
	iPayment Inc.
150	9.750%—05/15/2014[1]	151
	Iron Mountain Inc.
125	7.750%—01/15/2015	122
	Mac-Gray Corp.
175	7.625%—08/15/2015	178
	Neff Rental LLC
125	11.250%—06/15/2012[1]	136
	Norcross Safety Products LLC Series B
150	9.875%—08/15/2011	157
	Valmont Industries Inc.
150	6.875%—05/01/2014	145
	Waste Connections Inc.
100	3.750%—04/01/2026[1,3]	99
	Williams Scotsman Inc.
100	8.500%—10/01/2015	101

		2,872

COMMUNICATIONS EQUIPMENT—0.5%
	Lucent Technologies Inc.
200	6.450%—03/15/2029	171

CONSUMER FINANCE—1.5%
	Ford Motor Credit Co.
200	6.625%—06/16/2008	193
150	9.957%—04/15/2012[2]	155

		348

	General Motors Acceptance Corp.
150	6.750%—12/01/2014	141

		489

CONTAINERS & PACKAGING—1.3%
	BWAY Corp.
150	10.000%—10/15/2010	158
	Crown Americas LLC
100	7.625%—11/15/2013[1]	99
	Smurfit-Stone Container Enterprises Inc.
172	9.750%—02/01/2011	177

		434

DISTRIBUTORS—1.7%
	Aviall Inc.
175	7.625%—07/01/2011	183
	Buhrmann US Inc.
125	8.250%—07/01/2014	125
	Wesco Distribution Inc.
250	7.500%—10/15/2017	249

		557

DIVERSIFIED CONSUMER SERVICES—1.4%
	Alderwoods Group Inc.
100	7.750%—09/15/2012	106
	Carriage Services Inc.
175	7.875%—01/15/2015	171
	Education Management LLC
200	10.250%—06/01/2016[1]	203

		480

DIVERSIFIED FINANCIAL SERVICES—0.5%
	Arch Western Finance LLC
75	6.750%—07/01/2013	72
	Cardtronics Inc.
100	9.250%—08/15/2013[1]	101

		173

DIVERSIFIED TELECOMMUNICATION SERVICES—4.8%
	Cincinnati Bell Inc.
300	8.375%—01/15/2014	295
	Insight Midwest LP
50	9.750%—10/01/2009	51
	Nordic Telephone Co. Holdings ApS
300	8.875%—05/01/2016[1]	310
	NTL Cable plc
200	9.125%—08/15/2016	204
	Qwest Capital Funding Inc.
125	7.000%—08/03/2009	125
	Qwest Communication Corp. (LCI International)
200	7.250%—06/15/2007	202
	Qwest Corp.
50	8.579%—06/15/2013[2]	54
	Syniverse Technologies Inc. Series B
150	7.750%—08/15/2013	147
	Time Warner Telecom Holdings Inc.
200	9.250%—02/15/2014	206

		1,594

ELECTRIC UTILITIES—2.1%
	Edison Mission Energy
100	7.730%—06/15/2009	102
150	7.750%—06/15/2016[1]	149

		251

	Inergy LP
150	6.875%—12/15/2014	142
	Mirant Americas Generation LLC
100	8.300%—05/01/2011	98
	Mirant North America LLC
100	7.375%—12/31/2013[1]	97

FIXED INCOME

Harbor High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued

Principal
Amount		Value
(000s)		(000s)

ELECTRIC UTILITIES—Continued
	MSW Energy Holdings LLC Series B
$125	7.375%—09/01/2010	$125

		713

ELECTRONIC EQUIPMENT & INSTRUMENTS—0.3%
	Flextronics International Ltd.
100	1.000%—08/01/2010[3]	98

ENERGY EQUIPMENT & SERVICES—0.7%
	Dresser-Rand Group Inc.
44	7.375%—11/01/2014	42
	Gulfmark Offshore Inc.
200	7.750%—07/15/2014	196

		238

FOOD & STAPLES RETAILING—1.9%
	Ingles Markets Inc.
175	8.875%—12/01/2011	184
	Jean Coutu Group Inc.
200	8.500%—08/01/2014	188
	Rite Aid Corp.
100	7.125%—01/15/2007	100
125	8.125%—05/01/2010	128

		228

	Stater Brothers Holdings
50	8.125%—06/15/2012	50

		650

FOOD PRODUCTS—2.1%
	B&G Foods Inc.
100	8.000%—10/01/2011	101
	Del Monte Corp.
100	6.750%—02/15/2015	94
225	8.625%—12/15/2012	234

		328

	Michael Foods Inc.
125	8.000%—11/15/2013	124
	Pinnacle Foods Holding Corp.
150	8.250%—12/01/2013	148

		701

GAS UTILITIES—1.7%
	Amerigas Partners LP
100	7.250%—05/20/2015	98
	El Paso (Tennessee Gas)
50	7.500%—04/01/2017	51
	El Paso Corp.
125	6.375%—02/01/2009[1]	124
125	9.625%—05/15/2012[1]	137

		261

	Suburban Propane Partners LP
150	6.875%—12/15/2013	143

		553

HEALTH CARE EQUIPMENT & SUPPLIES—0.3%
	Koppers Inc.
85	9.875%—10/15/2013	92

HEALTH CARE PROVIDERS & SERVICES—2.3%
	Hanger Orthopedic Group Inc.
250	10.250%—06/01/2014[1]	250
	Psychiatric Solutions Inc.
125	7.750%—07/15/2015	122
	Res-Care Inc.
125	7.750%—10/15/2013	124
	Triad Hospitals Inc.
100	7.000%—11/15/2013	96
	Vanguard Health Holding Co. II LLC
175	9.000%—10/01/2014	170

		762

HOTELS, RESTAURANTS & LEISURE—5.0%
	American Casino & Entertainment Properties LLC
100	7.850%—02/01/2012	101
	Chukchansi Economic Development Authority
100	8.780%—11/15/2012[1,2]	102
	Felcor Lodging LP
200	8.500%—06/01/2011	211
	Gaylord Entertainment Co.
175	8.000%—11/15/2013	178
	Herbst Gaming Inc.
125	8.125%—06/01/2012	128
	HMH (Host Marriott)
50	9.250%—10/01/2007	52
	Isle of Capri Casinos Inc.
200	7.000%—03/01/2014	192
	Kerzner International Ltd.
175	6.750%—10/01/2015	185
	MTR Gaming Group Inc. Series B
150	9.750%—04/01/2010	158
	Pinnacle Entertainment Inc.
100	8.250%—03/15/2012	100
	Seneca Gaming Corp.
125	7.250%—05/01/2012	123
	Seneca Gaming Corp. Series B
50	7.250%—05/01/2012	49
	Town Sports International
80	9.625%—04/15/2011	83

		1,662

HOUSEHOLD DURABLES—3.2%
	American Achievement Corp.
175	8.250%—04/01/2012	173
	Jacuzzi Brands Inc.
100	9.625%—07/01/2010	106
	Jarden Corp. (Alltrista)
150	9.750%—05/01/2012	157
	Meritage Homes Corp.
250	6.250%—03/15/2015	207
	Norcraft Cos. LP
125	9.000%—11/01/2011	128
	Samsonite Corp.
100	8.875%—06/01/2011	104
	Simmons Bedding Co.
200	7.875%—01/15/2014	190

		1,065

HOUSEHOLD PRODUCTS—2.5%
	Central Garden & Pet Co.
250	9.125%—02/01/2013	258
	Jafra Cosmetics International Inc.
81	10.750%—05/15/2011	88
	Jostens (Visant)
150	7.625%—10/01/2012	146
200	8.750%—12/01/2013[1]	193

		339

	Playtex Products Inc.
150	9.375%—06/01/2011	157

		842

FIXED INCOME

Harbor High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued

Principal
Amount		Value
(000s)		(000s)

IT SERVICES—1.2%
	Sungard Data Systems Inc.
$200	9.125%—08/15/2013	$205
50	9.431%—08/15/2013[2]	52
125	10.250%—08/15/2015	128

		385

LEISURE EQUIPMENT & PRODUCTS—0.3%
	Leslie’s Poolmart
100	7.750%—02/01/2013	98

MACHINERY—0.3%
	Mueller Group Inc.
98	10.000%—05/01/2012	106

MEDIA—13.0%
	Advanstar Communications Inc.
100	10.750%—08/15/2010	108
	Advanstar Communications Inc. Series B
250	12.000%—02/15/2011	264
	Cablevision Systems Corp. Series B
300	9.620%—04/01/2009[2]	321
	Cadmus Communications Corp.
150	8.375%—06/15/2014	147
	CBD Media Holdings LLC
125	9.250%—07/15/2012	123
	EchoStar Communications Corp.
250	5.750%—05/15/2008[3]	251
	Gray Television Inc.
150	9.250%—12/15/2011	156
	Houghton Mifflin Co.
100	8.250%—02/01/2011	102
200	9.875%—02/01/2013	208

		310

	Insight Communications Co. Inc.
275	12.250%—02/15/2011[4]	293
	Kabel Deutschland GmbH
250	10.625%—07/01/2014[1]	266
	LBI Media Inc.
200	10.125%—07/15/2012	213
	LIN Television Corp. Series B
100	6.500%—05/15/2013	92
	Lodgenet Entertainment Corp.
200	9.500%—06/15/2013	214
	Mediacom Broadband LLC
100	8.500%—10/15/2015	99
	Mediacom LLC
300	9.500%—01/15/2013	305
	Morris Publishing Group LLC
100	7.000%—08/01/2013	95
	Quebecor Media Inc.
200	7.750%—03/15/2016	198
	R.H. Donnelley Corp.
125	10.875%—12/15/2012	138
	R.H. Donnelley Corp. Series A2
500	6.875%—01/15/2013	456
	Radio One Inc.
100	6.375%—02/15/2013	92
	Sun Media Corp.
125	7.625%—02/15/2013	127
	Videotron Ltee.
50	6.875%—01/15/2014	48

		4,316

OFFICE ELECTRONICS—0.5%
	Xerox Capital Trust I
150	8.000%—02/01/2027	152

OIL, GAS & CONSUMABLE FUELS—6.3%
	Alpha Natural Resources LLC
250	10.000%—06/01/2012	267
	Chesapeake Energy Corp.
125	6.500%—08/15/2017	117
	Compton Petroleum Finance Corp.
200	7.625%—12/01/2013	193
	Comstock Resources Inc.
150	6.875%—03/01/2012	142
	Copano Energy LLC
150	8.125%—03/01/2016[1]	152
	Denbury Resources Inc.
100	7.500%—12/15/2015	101
	Dynegy Holdings Inc.
200	8.375%—05/01/2016[1]	197
	Encore Acquisition Co.
250	6.000%—07/15/2015	230
	Exco Resources Inc.
200	7.250%—01/15/2011	196
	Foundation PA Coal Co.
150	7.250%—08/01/2014	146
	Harvest Operations Corp.
150	7.875%—10/15/2011	144
	Holly Energy Partners LP
75	6.250%—03/01/2015	69
	Whiting Petroleum Corp.
125	7.000%—02/01/2014	123

		2,077

PAPER & FOREST PRODUCTS—2.7%
	Abitibi-Consolidated Co. of Canada
50	8.375%—04/01/2015	46
250	8.829%—06/15/2011[2]	244

		290

	Boise Cascade LLC
125	8.382%—10/15/2012[2]	126
	Catalyst Paper Corp. Series D
100	8.625%—06/15/2011	98
	MDP Acquisitions plc (Jeff Smurfit)
125	9.625%—10/01/2012	130
	Verso Paper Holdings LLC
150	9.235%—08/01/2014[1,2]	152
100	11.375%—08/01/2016[1]	100

		252

		896

PHARMACEUTICALS—1.0%
	Herbalife (WH Holdings) Ltd.
100	9.500%—04/01/2011	110
	NBTY Inc.
125	7.125%—10/01/2015	118
	Warner Chilcott Corp.
100	8.750%—02/01/2015	100

		328

REAL ESTATE INVESTMENT TRUSTS (REITs)—0.4%
	Omega Healthcare Investors Inc.
125	7.000%—04/01/2014	121

SPECIALTY RETAIL—3.0%
	Affinity Group Inc.
100	9.000%—02/15/2012	100
	Autonation Inc.
200	7.507%—04/15/2013[1,2]	203
	Burlington Coat Factory Warehouse Corp.
200	11.125%—04/15/2014[1]	192

FIXED INCOME

Harbor High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued

Principal
Amount		Value
(000s)		(000s)

SPECIALTY RETAIL—Continued
	Pantry Inc.
$125	7.750%—02/15/2014	$125
	Petro Stopping Centers LP
175	9.000%—02/15/2012	175
	Stripes Acquisition LLC (Susser Finance)
200	10.625%—12/15/2013[1]	211

		1,006

TEXTILES, APPAREL & LUXURY GOODS—1.8%
	Levi Strauss & Co.
100	10.258%—04/01/2012[2]	103
75	12.250%—12/15/2012	84

		187

	Oxford Industries Inc.
150	8.875%—06/01/2011	152
	Perry Ellis International Inc. Series B
125	8.875%—09/15/2013	123
	Phillips-Van Heusen Corp.
125	8.125%—05/01/2013	129

		591

WIRELESS TELECOMMUNICATION SERVICES—7.3%
	Alomosa (Delaware) AirGate PCS Inc.
275	9.257%—10/15/2011[2]	282
	American Cellular Corp. Series B
300	10.000%—08/01/2011	316
	Centennial Communications Corp.
150	8.125%—02/01/2014	147
250	11.258%—01/01/2013[2]	259

		406

	Hughes Network Systems LLC
200	9.500%—04/15/2014[1]	200
	Intelsat Bermuda Ltd.
100	9.250%—06/15/2016[1]	103
200	11.250%—06/15/2016[1]	203

		306

	Intelsat Subsidiary Holding Co. Ltd.
250	10.484%—01/15/2012[2]	255
	New Skies Satellites NV
75	10.414%—11/01/2011[2]	78
	Rogers Wireless Inc.
100	8.000%—12/15/2012	103
	Rural Cellular Corp.
250	8.250%—03/15/2012	259
	Telenet Group Holding NV
250	11.500%—06/15/2014[1,4]	214

		2,419

TOTAL CORPORATE BONDS & NOTES (Cost $29,183)		29,126

PREFERRED STOCKS—1.5%
Shares

AUTOMOBILES—1.0%
	General Motors Corp. Series A
13,372	4.500%—03/06/2032[3]	332

OIL, GAS & CONSUMABLE FUELS—0.0%
	Chesapeake Energy Corp.
50	4.500%—12/31/2049[3]	5

WIRELESS TELECOMMUNICATION SERVICES—0.5%
	Crown Castle International
3,000	6.250%—08/15/2012[3]	168

TOTAL PREFERRED STOCKS (Cost $463)		505

SHORT-TERM INVESTMENTS—8.6%
(Cost $2,847)
Principal
Amount
(000s)

REPURCHASE AGREEMENTS
$2,847	Repurchase Agreement with State Street Corp. dated July 31, 2006 due August 1, 2006 at 4.550% collateralized by a FNMA Note (market value $2,908)	2,847

TOTAL INVESTMENTS—98.4% (Cost $32,678)		32,640

CASH AND OTHER ASSETS, LESS LIABILITIES—1.6%		526

TOTAL NET ASSETS—100.0%		$33,166

1	Securities purchased in a transaction exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service selected by the adviser (Harbor Capital Advisors, Inc.) and are considered to be liquid under procedures established by the Board of Trustees. At July 31, 2006, these securities were valued at 4,904 or 14.79% of net assets.

2	Floating rate security. The stated rate represents the rate in effect at July 31, 2006.

3	Convertible bond.

4	Step coupon security.
The accompanying notes are an integral part of the portfolio of investments.

FIXED INCOME

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—July 31, 2006 (Unaudited)

Total Investments (% of net assets)
(Excludes net cash and short-term investments of 27.9%)

Mortgage Pass-Through	54.1
Corporate Bonds & Notes	9.1
Collateralized Mortgage Obligations	4.3
U.S. Government Obligations	1.7
Municipal Bonds	1.2
Asset-Backed Securities	1.0
Foreign Government Obligations	0.5
Purchased Options	0.2

ASSET-BACKED SECURITIES—1.0%
Principal
Amount		Value
(000s)		(000s)

	AAA Trust Series 2005-2 Cl. A1
$317	5.485%—11/26/2035[1,2,3]	$318
	Carrington Mortgage Investment Trust Series 2005-NC3 Cl. A1A
124	5.465%—06/25/2035[1,3]	124
	Countrywide Asset-Backed Certificates Series 2001-BC3 Cl. A
797	5.865%—12/25/2031[1,3]	798
	Federal National Mortgage Association Series 2005-T2 Cl. 1A1
91	5.155%—11/28/2035[1,3]	91
	Fremont Home Loan Trust Series 2005-E Cl. 2A1
2,615	5.475%—01/25/2036[1,3]	2,617
	Long Beach Mortgage Loan Trust Series 2004-4 Cl. 1A1
2,359	5.665%—10/25/2034[1]	2,365
	Newcastle Mortgage Securities Trust Series 2006-1 Cl. A1
8,684	5.455%—03/25/2036[1,3]	8,691
	SLM Student Loan Trust Series 2006-3 Cl. A2
5,800	5.485%—01/25/2016[1]	5,802

TOTAL ASSET-BACKED SECURITIES (Cost $20,792)		20,806

COLLATERALIZED MORTGAGE OBLIGATIONS—4.3%
	American Home Mortgage Investment Trust REMIC[4] Series 2004-4 Cl. 4A
3,294	4.390%—02/25/2045[1,3]	3,189
	Banc of America Funding Corp. REMIC[4] Series 2005-D Cl. A1
3,747	4.114%—05/25/2035[1,3]	3,629
	Bear Stearns Adjustable Rate Mortgage Trust REMIC[4] Series 2005-10 Cl. A1
16,488	4.750%—10/25/2035[1,3]	16,218
	Series 2003-1 Cl. 6A1
1,772	5.062%—04/25/2033[3,5]	1,763
	Series 2000-2 Cl. A1
359	5.570%—11/25/2030[1,3]	360

		18,341

	Bear Stearns Alt-A Trust REMIC[4] Series 2005-4 Cl. 3A1
5,872	5.407%—05/25/2035[3,5]	5,839
	Countrywide Home Loan Mortgage Pass Through Trust REMIC[4] Series 2005-HYB9 Cl. 3A2A
1,738	5.250%—02/20/2036[3,5]	1,710
	Federal Home Loan Mortgage Corp. REMIC[4]
13,102	5.000%—12/15/2020 – 04/25/2033[3]	12,773
335	5.819%—11/15/2030[1,3]	336
685	8.000%—08/15/2022[3]	686
101	9.000%—12/15/2020[3]	105

		13,900

	Federal National Mortgage Association
915	6.500%—12/25/2042[3]	926
	Federal National Mortgage Association REMIC[4] Series 2006-5 Cl. 3A2
900	4.679%—05/25/2035[1]	878
	FHLMC Structured Pass Through Securities
2,341	5.147%—08/15/2032[3,5]	2,341
	FHLMC Structured Pass Through Securities REMIC[4] Series T-63 Cl. 1A1
981	5.343%—02/25/20451,3,	974
	First Nationwide Trust REMIC[4] Series 2001-3 Cl. 1A1
104	6.750%—08/21/2031	104
	GSR Mortgage Loan Trust REMIC[4] Pass Through Certificates Series 2005-AR6 Cl. 2A1
17,066	4.540%—09/25/2035[1,3]	16,705
	Harborview Mortgage Loan Trust REMIC[4] Pass Through Certificates Series 2005-2 Cl. 2A1A
1,919	5.590%—05/19/2035[1]	1,924
	IndyMac ARM Trust REMIC[4] Series 2001-H2 Cl. A2
53	6.581%—01/25/2032[1]	53
	IndyMac Index Mortgage Loan Trust REMIC[4] Pass Through Certificates Series 2005-AR31 Cl. 1A1
8,942	5.198%—01/25/2036[1,3]	8,914
	Small Business Administration Pass Through Certificates
847	5.130%—09/01/2023	828
2,358	6.290%—01/01/2021[3]	2,426
294	7.449%—08/01/2010	309

		3,563

	Structured Asset Securities Corp. REMIC[4]
	Series 2002-1A Cl. 4A
88	6.092%—02/25/2032[3,5]	88
	Series 2001-21A Cl. 1A1
238	6.250%—01/25/2032[3,5]	238

		326

	Washington Mutual REMIC[4]
	Pass Through Certificates
	Series 2002-AR11 Cl. A1
640	5.119%—10/25/2032[1,3]	636
	Series 2005-AR13 Cl. A1A1
2,023	5.675%—10/25/2045[1]	2,036

		2,672

	Wells Fargo Mortgage Backed Securities REMIC[4] Series 2006-AR2 Cl. A1
6,378	4.950%—03/25/2036[3,5]	6,332

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $93,746)		92,320

CORPORATE BONDS & NOTES—9.1%
	American Airlines Inc.
	Pass Through Certificates
	Series 2001-2 Cl. A1
299	6.978%—04/01/2011	306
	American General Finance Corp. MTN[6]
1,100	5.489%—03/23/2007[1,3]	1,101
	American International Group Inc.
900	5.050%—10/01/2015[2]	854

FIXED INCOME

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal
Amount		Value
(000s)		(000s)

	AT&T Inc.
$6,100	4.214%—06/05/2021[2]	$6,046
	Atlantic & Western Re II Ltd. Series A
400	11.508%—01/09/2007[1,2]	394
	BNP Paribas
6,600	5.186%—06/29/2049[2,3,5]	6,111
	Cablevision System Corp.
514	6.880%—03/29/2013[1]	512
767	6.988%—03/29/2013[1]	763
514	7.258%—03/29/2013[1]	512

		1,787

	China Development Bank
600	5.000%—10/15/2015	567
	CIT Group Holdings Inc.
4,600	5.635%—01/30/2009[1]	4,614
	CIT Group Inc.
1,700	5.546%—12/19/2008[1]	1,704
4,900	5.780%—07/28/2011[1]	4,904

		6,608

	Citigroup
5,800	5.520%—12/26/2008[1,3]	5,806
	Comcast Corp.
5,500	5.800%—07/14/2009[1]	5,511
	DaimlerChrysler North America Holding Corp.
4,400	5.486%—08/03/2009[1]	4,400
	DaimlerChrysler North America Holding MTN[6]
10,600	5.503%—11/17/2006[1,3]	10,606
	El Paso CGP Corp.
7,036	7.420%—02/15/2037[2,3]	6,614
8,000	7.500%—08/15/2006[2,3]	8,020

		14,634

	El Paso Corp. MTN[6]
400	8.050%—10/15/2030	409
	Export-Import Bank of China
600	4.875%—07/21/2015[2]	562
	Federal Home Loan Banks
1,400	0.000%—02/05/2007[3,5]	1,347
	Federal National Mortgage Association
7,100	5.312%—09/22/2006[1,3]	7,100
	Ford Motor Credit Co.
9,500	6.374%—03/21/2007[1]	9,481
	General Electric Capital Corp. MTN[6]
2,400	5.520%—01/05/2009[1]	2,402
10,100	5.568%—01/03/2008[1,3]	10,117
1,400	5.570%—01/20/2010[1]	1,402
2,000	5.707%—01/08/2016[1]	2,004

		15,925

	Goldman Sachs Group Inc.
7,700	5.539%—06/23/2009[1]	7,700
	Goldman Sachs Group Inc. MTN[6]
5,000	5.250%—11/10/2008[1]	5,008
8,780	5.841%—07/23/2009[1,3]	8,845

		13,853

	H.J. Heinz Co.
800	6.428%—12/01/2020[2]	814
	HBOS plc
800	5.920%—09/29/2049[2,5]	752
	HBOS Treasury Services plc MTN[6]
7,300	5.547%—07/17/2009[1,2]	7,305
	HSBC Bank USA
5,400	5.440%—06/10/2009[1]	5,420
10,200	5.494%—09/21/2007[1,3]	10,213

		15,633

	Lehman Brothers Holdings Inc. MTN[6]
3,400	5.718%—07/18/2011[1]	3,403
	MUFG Capital Finance 1 Ltd.
700	6.346%—07/29/2049[5]	686
	PEMEX Project Funding Master Trust
1,600	5.750%—12/15/2015[2]	1,526
1,000	8.625%—02/01/2022[7]	1,169

		2,695

	Petroleum Export Ltd.
669	5.265%—06/15/2011[2]	653
	Qwest Capital Funding Inc.
43	7.250%—02/15/2011	42
	Qwest Corp.
300	7.500%—06/15/2023	290
2,700	7.625%—06/15/2015	2,757

		3,047

	Ras Laffan LNG III Series B
1,800	5.838%—09/30/2027[2]	1,706
	Resona Bank Ltd.
800	5.850%—09/29/2049[2,5]	762
	Royal Bank of Scotland plc
4,500	5.570%—07/21/2008[1,2,3]	4,504
	Santander US Debt SA Unipersonal
9,800	5.434%—09/21/2007[1,2,3]	9,811
	Sprint Capital Corp.
2,400	6.000%—01/15/2007	2,405
1,100	6.125%—11/15/2008	1,114

		3,519

	Sumitomo Mitsui Banking Corp.
5,900	5.625%—12/31/2049[2,3,5]	5,608
	UFJ Finance Aruba AEC
200	6.750%—07/15/2013	211
	United Airlines Inc. Pass Thru Certificates
2,039	8.310%—06/17/2015[3]	200
	USB Capital IX
700	6.189%—04/15/2042[5]	695
	Wachovia Bank NA
4,500	5.480%—06/27/2008[1]	4,502
5,000	5.489%—03/23/2009[1]	5,001

		9,503

TOTAL CORPORATE BONDS & NOTES (Cost $197,373)		197,271

FOREIGN GOVERNMENT OBLIGATIONS—0.5%
	Republic of Panama
3,309	6.700%—01/26/2036[3]	3,160
500	8.875%—09/30/2027	595
950	9.375%—07/23/2012	1,089
3,000	9.625%—02/08/2011	3,390

		8,234

	Republic of Peru
2,700	9.125%—01/15/2008	2,835

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $10,487)		11,069

MORTGAGE PASS-THROUGH—54.1%
	Federal Home Loan Mortgage Corp.
4,357	5.000%—10/01/2018[3]	4,237
7,624	6.000%—07/01/2016 – 01/01/2034[3]	7,623
299	6.000%—08/01/2028 – 04/01/2033	299
117	6.176%—06/01/2024[1,3]	119
3	8.500%—02/01/2017	3

		12,281

	Federal Home Loan Mortgage Corp. TBA[8]
	August Delivery
4,000	6.000%—08/14/2036	3,977

FIXED INCOME

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

MORTGAGE PASS-THROUGH—Continued
Principal
Amount		Value
(000s)		(000s)

	Federal Housing Authority Project
$174	7.400%—02/01/2021	$176
2,994	7.430%—10/01/2020[3]	3,024
24	7.450%—05/01/2021	24

		3,224

	Federal National Mortgage Association
12,214	4.696%—08/01/2035[1,3]	12,056
16,972	4.837%—06/01/2035[3]	16,583
85,536	5.000%—12/01/2016 – 08/01/2035[3]	81,816
40,166	5.000%—09/01/2017 – 08/01/2035	38,831
147,230	5.500%—11/01/2016 – 05/01/2036	143,320
451,669	5.500%—12/01/2016 – 10/01/2035[3]	440,033
3,154	5.682%—10/01/2040[1,3]	3,187
3,742	6.000%—04/01/2016 – 09/01/2017[3]	3,780
1,574	6.000%—05/01/2016 – 05/01/2033	1,590
109	9.000%—11/01/2009[3]	112

		741,308

	Federal National Mortgage Association TBA[8]
	August Delivery
7,000	4.500%—08/17/2021	6,687
209,500	5.000%—08/17/2021 – 08/16/2036	199,638
44,500	5.500%—08/14/2036	43,221
19,500	6.000%—08/17/2021 – 08/14/2036	19,416
	September Delivery
143,000	6.000%—08/17/2021 – 09/13/2036	135,146

		403,108

	Government National Mortgage Association II
4,397	4.750%—08/20/2022 – 02/20/2032[1,3]	4,383
5	4.750%—07/20/2024[1]	5
920	5.125%—12/20/2024 – 11/20/2029[1,3]	926
18	5.125%—10/20/2025[1]	18
636	5.375%—03/20/2017 – 02/20/2025[1,3]	637

		5,969

TOTAL MORTGAGE PASS-THROUGH (Cost $1,190,772)		1,169,867

MUNICIPAL BONDS—1.2%
	Badger Tobacco Asset Securitization Corp.
4,300	6.375%—06/01/2032[3]	4,622
	City of San Antonio, Texas
11,765	4.750%—05/15/2037[3]	11,773
	Golden State Tobacco Securitization Corp.
3,400	6.250%—06/01/2033[3]	3,719
2,740	6.750%—06/01/2039[3]	3,076
900	7.875%—06/01/2042	1,087

		7,882

	State of Texas Series A
2,600	4.750%—04/01/2035	2,602

TOTAL MUNICIPAL BONDS (Cost $24,737)		26,879

U.S. GOVERNMENT OBLIGATIONS—1.7%
	U.S. Treasury Bonds
19,178	2.000%—01/15/2026[3,9]	17,923
11,063	2.375%—01/15/2025[3,9]	10,978
1,252	3.625%—04/15/2028[9]	1,517

		30,418

	U.S. Treasury Notes
5,239	3.375%—01/15/2007[3,9]	5,249

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $36,760)		35,667

PURCHASED OPTIONS—0.2%
No. of
Contracts		Value
(000s)		(000s)

	Eurodollar Futures
1,120	Expire 09/2006	$3
3,247	Expire 12/2006	8
5,985	Expire 06/2007	15
2,555	Expire 09/2007	6

		32

	Eurodollar Options
3,470	Expire 12/2006	9
2,473	Expire 03/2007	6
1,905	Expire 06/2007	5
3,532	Expire 09/2007	9

		29

	Swap Options
260	Expire 08/2006	—
118,042	Expire 10/2006	19
59,000	Expire 12/2006	26
52,000	Expire 02/2007	136
90,000	Expire 03/2007	176
345	Expire 04/2007	102
213,900	Expire 05/2007	895
217,000	Expire 06/2007	1,331
76,300	Expire 07/2007	482

		3,167

TOTAL PURCHASED OPTIONS (Cost $4,119)		3,228

SHORT-TERM INVESTMENTS—47.6%
Principal
Amount
(000s)

BANK OBLIGATIONS
	Barclays Bank plc
$20,400	5.343%—01/29/2007[3]	20,398
	CitiBank
50,000	5.165%—08/22/2006	50,000
	Unicredito SpA
50,000	5.185%—08/25/2006	50,001
	Wells Fargo Bank
60,000	5.340%—08/21/2006	60,000

TOTAL BANK OBLIGATIONS		180,399

COMMERCIAL PAPER
	Abbey National LLC
58,000	5.000%—08/28/2006[3]	57,782
	ASB Bank Ltd
3,900	5.375%—10/26/2006	3,850
	Bank Ireland Governor & Co.
39,800	4.990%—08/21/2006[3]	39,690
4,600	5.365%—10/26/2006[3]	4,541

		44,231

	Caisse Nationale
60,000	5.380%—10/27/2006	59,220
	Calyon North America
1,800	5.335%—09/06/2006	1,790
	Spintab Swedmortgage Ab
55,000	5.100%—08/24/2006[3]	54,821
1,500	5.365%—10/25/2006[3]	1,481

		56,302

	Stadshypotek Ab
4,800	5.360%—10/30/2006	4,736
2,500	5.365%—10/25/2006	2,468

		7,204

	Toronto Dominion Bank
7,400	5.350%—09/25/2006	7,340

FIXED INCOME

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—Continued
Principal
Amount		Value
(000s)		(000s)

COMMERCIAL PAPER—Continued
	WestpacTrust Securities New Zealand Ltd.
$60,000	5.380%—10/27/2006[3]	$59,220

TOTAL COMMERCIAL PAPER		296,939

REPURCHASE AGREEMENTS
7,843	Repurchase Agreement with State Street Corp. dated July 31, 2006 due August 1, 2006 at 4.900% collateralized by a FNMA Note (market value $12,473)	7,843

SOVEREIGN TREASURY BILLS
	Belgium Treasury Bills
€15,350	2.816%—10/12/2006	19,497
	Dutch Treasury Certificates
45,020	2.867%—09/29/2006	57,242
2,200	2.918%—10/31/2006	2,790

		60,032

	French Government Discount Treasury Bills
45,000	2.653%—08/24/2006	57,420
33,700	2.804%—09/21/2006	42,876
32,880	2.806%—10/12/2006	41,765
26,140	2.842%—09/14/2006	33,274
34,000	2.880%—12/21/2006	42,915
20,300	2.890%—11/23/2006	25,686
19,790	2.890%—10/19/2006	25,094
21,920	2.988%—12/07/2006	27,702

		296,732

	German Treasury Bills
10,830	2.782%—10/18/2006	13,748
10,250	2.835%—09/13/2006	13,050
49,230	2.877%—08/16/2006	62,818
1,100	3.090%—01/17/2007	1,385

		91,001

TOTAL SOVEREIGN TREASURY BILLS		467,262

U.S. GOVERNMENT AGENCIES
	Federal Home Loan Banks
$43,500	4.989%—08/23/2006	$43,361
18,500	5.215%—08/25/2006	18,436

TOTAL U.S. GOVERNMENT AGENCIES		61,797

U.S. TREASURY BILLS
90	4.000%—09/14/2006	89
90	4.683%—09/14/2006	89
60	4.686%—08/31/2006	60
180	4.698%—08/31/2006	179
2,130	4.710%—08/31/2006 – 09/14/2006	2,122
1,350	4.720%—08/31/2006 – 09/14/2006	1,342
1,000	4.770%—09/14/2006	994
150	4.780%—09/14/2006	149
1,050	4.785%—09/14/2006	1,044
3,455	4.795%—09/14/2006	3,435
400	4.796%—09/14/2006	398
50	4.800%—09/14/2006	50
15	4.802%—09/14/2006	15
3,095	4.805%—09/14/2006	3,077
50	4.810%—09/14/2006	50
65	4.820%—09/14/2006	64
160	4.825%—09/14/2006	159
220	4.833%—09/14/2006	219
185	4.840%—09/14/2006	184
205	4.841%—09/14/2006	204
20	4.843%—09/14/2006	20
160	4.845%—09/14/2006	159
60	4.846%—09/14/2006	60
80	4.850%—09/14/2006	79

TOTAL U.S. TREASURY BILLS		14,241

TOTAL SHORT-TERM INVESTMENTS (Cost $1,020,851)		1,028,481

TOTAL INVESTMENTS—119.7% (Cost $2,599,637)		2,585,588
CASH AND OTHER ASSETS, LESS LIABILITIES—(19.7)%		(424,737)

TOTAL NET ASSETS—100.0%		$2,160,851

FUTURES CONTRACTS OPEN AT JULY 31, 2006 ARE AS FOLLOWS:

				Unrealized
		Aggregate		Appreciation/
	Number of	Face Value		(Depreciation)
Description	Contracts	(000s)	Expiration Date	(000s)

Eurodollar Futures (Buy)	702	$149,400	Sep-06	$(774)
Eurodollar Futures (Buy)	4,159	1,039,750	Dec-06	(3,615)
Eurodollar Futures (Buy)	2,530	632,500	Mar-07	(3,361)
Eurodollar Futures (Buy)	2,208	552,000	Jun-07	(2,133)
Eurodollar Futures (Buy)	1,932	483,000	Sep-07	(1,304)
Eurodollar Futures (Buy)	1,029	257,250	Dec-07	(61)
Eurodollar Futures (Buy)	279	69,750	Mar-08	55
United Kingdom Libor Futures (Sell)	67	8,375	Dec-06	(43)
U.S. Treasury Bonds Futures (Buy)	296	29,600	Sep-06	487
U.S. Treasury Notes 5 Yr. Futures (Buy)	555	55,500	Sep-06	137
U.S. Treasury Notes 10 Yr. Futures (Buy)	1,353	135,300	Sep-06	916

				$(9,696)

FIXED INCOME

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2006 ARE AS FOLLOWS:

				Unrealized
		Aggregate		Appreciation/
	Market Value	Face Value		(Depreciation)
Currency	(000s)	(000s)	Delivery Date	(000s)

Brazilian Real (Buy)	$458	$434	Sep-06	$24
Brittish Pound (Buy)	8,858	8,807	Sep-06	51
Canadian Dollar (Buy)	5,871	5,819	Sep-06	52
Chilean Peso (Buy)	875	887	Aug-06	(12)
Chilean Peso (Buy)	82	82	Sep-06	—
Chinese Yuan (Buy)	2,128	2,145	Mar-07	(17)
Euro (Sell)	46,489	45,904	Aug-06	(585)
Euro (Sell)	32,058	31,717	Sep-06	(341)
Euro (Sell)	389,666	388,620	Oct-06	(1,046)
Euro (Buy)	14,966	14,675	Aug-06	291
Indian Rupee (Sell)	746	767	Aug-06	21
Indian Rupee (Sell)	19	18	Sep-06	1
Indian Rupee (Buy)	746	774	Aug-06	(28)
Indian Rupee (Buy)	572	591	Sep-06	(19)
Japanese Yen (Sell)	126	127	Aug-06	1
Japanese Yen (Buy)	60,033	62,284	Aug-06	(2,251)
South Korean Won (Sell)	159	156	Aug-06	(3)
South Korean Won (Sell)	1,633	1,602	Sep-06	(31)
South Korean Won (Buy)	1,093	1,082	Aug-06	11
South Korean Won (Buy)	2,351	2,322	Sep-06	29
South Korean Won (Buy)	3,091	3,129	May-07	(38)
Mexican Peso (Sell)	909	899	Aug-06	(10)
Mexican Peso (Buy)	1,290	1,332	Aug-06	(42)
Mexican Peso (Buy)	409	418	Sep-06	(9)
Peruvian Sol (New) (Sell)	1,803	1,730	Aug-06	(73)
Peruvian Sol (New) (Sell)	434	415	Sep-06	(19)
Peruvian Sol (New) (Buy)	1,803	1,749	Aug-06	54
Peruvian Sol (New) (Buy)	434	422	Sep-06	12
Polish Zloty (Buy)	353	340	Sep-06	13
Polish Zloty (Buy)	337	336	Nov-06	1
Russian Ruble (New) (Sell)	1,544	1,491	Aug-06	(53)
Russian Ruble (New) (Buy)	1,544	1,469	Aug-06	75
Russian Ruble (New) (Buy)	853	833	Sep-06	20
Russian Ruble (New) (Buy)	104	104	Dec-06	—
Singapore Dollar (Sell)	1,743	1,705	Aug-06	(38)
Singapore Dollar (Buy)	2,503	2,463	Aug-06	40
Singapore Dollar (Buy)	669	656	Sep-06	13
Slovakian Koruna (Sell)	2,122	2,052	Sep-06	(70)
Slovakian Koruna (Buy)	2,122	2,051	Sep-06	71
South African Rand (Sell)	93	94	Aug-06	1
South African Rand (Buy)	93	104	Aug-06	(11)
South African Rand (Buy)	92	93	Oct-06	(1)
South African Rand (Buy)	11	12	Nov-06	(1)
Taiwan Dollar (New) (Sell)	800	813	Aug-06	13
Taiwan Dollar (New) (Sell)	409	416	Sep-06	7
Taiwan Dollar (New) (Buy)	1,530	1,587	Aug-06	(57)
Taiwan Dollar (New) (Buy)	409	420	Sep-06	(11)

				$(3,965)

TBA COMMITMENTS OPEN AT JULY 31, 2006 ARE AS FOLLOWS:

	Principal
	Amount	Coupon	Delivery	Value
Description	(000s)	Rate	Date	(000s)

Federal National Mortgage Association	$143,000	5.0%	Aug-06	$135,359
Federal National Mortgage Association	7,000	4.5	Aug-06	6,687

TBA sale commitments at value (proceeds receivable $141,806)				$142,046

FIXED INCOME

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS OPEN AT JULY 31, 2006 ARE AS FOLLOWS:

						Unrealized
					Notional	Appreciation/
Interest Rate Swaps		Pay/Receive			Amount	(Depreciation)
Counterparty	Floating Rate Index	Floating Rate	Fixed Rate	Expiration Date	(000s)	(000s)

Barclays Capital, London	3-Mo. USD-LIBOR	Pay	5.000%	12/20/2008	$5,500	$20
Deutsche Bank AG	6-Mo. EUR-EURIBOR	Receive	4.000	12/15/2011	17,100	(7)
Merrill Lynch & Co., Inc.	6-Mo. EUR-EURIBOR	Receive	4.000	12/15/2011	9,800	(78)
Royal Bank of Scotland PLC	3-Mo. USD-LIBOR	Pay	5.000	12/20/2013	4,700	35
Morgan Stanley Capital Services, Inc.	3-Mo. USD-LIBOR	Pay	5.000	12/20/2016	31,200	563
Bank of America	3-Mo. USD-LIBOR	Pay	5.000	12/20/2036	6,400	65
Deutsche Bank AG	3-Mo. USD-LIBOR	Pay	5.000	12/20/2036	5,600	57
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090	10/15/2010	€7,200	(7)
Barclays Capital, London	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103	10/15/2010	1,000	(2)
UBS Warburg AG	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146	10/15/2010	1,300	1
Merrill Lynch & Co., Inc.	6-Mo. BP-LIBOR	Receive	4.000	12/15/2035	£2,000	44

						$691

						Unrealized
					Notional	Appreciation/
Credit Default Swaps			Pay/Receive		Amount	(Depreciation)
Counterparty	Reference Entity	Buy/Sell	Fixed Rate	Expiration Date	(000s)	(000s)

Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	06/20/2006	$9,200	$13
HSBC Bank USA, N.A.	Russian Federation 5.00% Step Coupon due 03/31/2030	Sell	0.390	09/20/2006	300	—
UBS Warburg AG	GMAC 6.875% due 08/28/2012	Sell	2.000	12/20/2006	8,800	33
Citibank	Ford Motor Credit 7.00% due 10/1/2013	Sell	2.445	12/20/2006	1,900	8
JP Morgan Chase Bank	Ford Motor Credit 7.00% due 10/1/2013	Sell	2.000	03/20/2007	900	1
Morgan Stanley Capital Services, Inc.	Russian Federation 5.00% Step Coupon due 03/31/2030	Sell	0.460	06/20/2007	700	1
Wachovia Bank	Dow Jones CDX N.A. HV5	Sell	0.850	12/20/2010	3,500	(24)
Morgan Stanley Capital Services, Inc.	Russian Federation 5.000% due 03/31/2030	Sell	0.780	03/20/2016	1,100	(3)
JP Morgan Chase	Russian Federation 5.000% due 03/31/2030	Sell	0.800	03/20/2016	1,100	(4)
JP Morgan Chase	United Mexican States 5.000% due 03/31/2030	Sell	0.920	03/20/2016	300	(2)

						$23

Total Swaps						$714

FORWARD VOLATILITY OPTIONS WITH PREMIUMS TO BE DETERMINED ON A FUTURE DATE OUTSTANDING ON JULY 31, 2006 ARE AS FOLLOWS:

		Unrealized
	Notional	Appreciation/
	Amount	(Depreciation)
Description	(000s)	(000s)

Call & Put — OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 9.60%. Counterpary: J.P. Morgan Chase & Co. Expires: 08/24/2007	$1,000	$12
Call & Put — OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 9.75%. Counterpary: Goldman Sachs & Co. Expires: 08/23/2007	7,600	59
Call & Put — OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.83%. Counterpary: J.P. Morgan Chase & Co. Expires: 08/23/2007	7,000	(3)
Call & Put — OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 8.85%. Counterpary: Goldman Sachs & Co. Expires: 08/23/2007	17,000	(9)
Call & Put — OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 9.60%. Counterpary: J.P. Morgan Chase & Co. Expires: 08/23/2007	2,000	24
Call & Put — OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 08/24/2006, based upon implied volatility parameter of 9.33%. Counterpary: J.P. Morgan Chase & Co. Expires: 08/23/2007	3,000	23
Call & Put — OTC U.S. dollar Forward Delta Neutral Straddle vs. Japanese Yen Strike and premium determined on 01/17/2007, based upon implied volatility parameter of 8.80%. Counterpary: Bank of America Expires: 08/23/2007	6,000	(1)

		$59

FIXED INCOME

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

WRITTEN OPTIONS OPEN AT JULY 31, 2006 ARE AS FOLLOWS:

	Number of	Strike		Value
Description	Shares/Contracts	Price	Expiration Date	(000s)

Eurodollar Futures (Call)	79	$95.50	Sep-06	$—
Eurodollar Futures (Put)	217	95.00	Dec-06	250
Eurodollar Futures (Put)	1,562	95.25	Dec-06	2,743
Eurodollar Futures (Put)	197	95.50	Dec-06	468
Swap Option (Call)	11,000,000	4.78	Aug-06	—
Swap Option (Call)	37,100,000	4.54	Oct-06	—
Swap Option (Call)	26,000,000	4.56	Oct-06	—
Swap Option (Call)	8,800,000	5.21	Oct-06	21
Swap Option (Put)	38,200,000	4.50	Dec-06	396
Swap Option (Call)	25,000,000	4.85	Dec-06	23
Swap Option (Call)	22,600,000	5.24	Feb-07	132
Swap Option (Call)	39,000,000	5.04	Mar-07	147
Swap Option (Call)	15,000,000	5.22	Apr-07	108
Swap Option (Call)	42,000,000	5.30	May-07	395
Swap Option (Call)	50,700,000	5.32	May-07	475
Swap Option (Call)	8,000,000	5.32	Jun-07	82
Swap Option (Call)	44,000,000	5.34	Jun-07	462
Swap Option (Call)	42,000,000	5.60	Jun-07	707
Swap Option (Call)	25,000,000	5.50	Jul-07	424
U.S. Treasury Bond Futures (Put)	128	104.00	Nov-06	40
U.S. Treasury Bond Futures (Call)	129	111.00	Nov-06	85
U.S. Treasury Notes 10 Yr. Futures (Put)	1,378	103.00	Aug-06	21
U.S. Treasury Notes 10 Yr. Futures (Call)	131	106.00	Aug-06	61
U.S. Treasury Notes 10 Yr. Futures (Call)	1,169	108.00	Aug-06	36

Written options outstanding, at value (premiums received of $6,364)				$7,076

1	Floating rate security. The stated rate represents the rate in effect at July 31, 2006.

2	Securities purchased in a transaction exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service selected by the adviser (Harbor Capital Advisors, Inc.) and are considered to be liquid under procedures established by the Board of Trustees. At July 31, 2006, these securities were valued at 62,360 or 2.89% of net assets.

3	At July 31, 2006, securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. These securities pledged had an aggregate market value of $1,071,779 or 49.60% of net assets.

4	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

5	Variable rate security. The stated rate represents the rate in effect at July 31, 2006.

6	MTN after the name of a security stands for Medium Term Note.

7	Step coupon security.

8	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after July 31, 2006. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date.

9	Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

£	British Pound.

€	Euro.
The accompanying notes are an integral part of the portfolio of investments.

FIXED INCOME

Harbor Real Return Fund
PORTFOLIO OF INVESTMENTS—July 31, 2006 (Unaudited)

Total Investments (% of net assets)
(Excludes net cash and short-term investments of -23.5%)

U.S. Government Obligations	118.0
Mortgage Pass-Through	5.5

MORTGAGE PASS-THROUGH—5.5%
(Cost $576)
Principal
Amount		Value
(000s)		(000s)

	Federal National Mortgage Association TBA[1]
	August Delivery
$600	5.500%—08/14/2036	$583

U.S. GOVERNMENT OBLIGATIONS—118.0%
	U.S. Treasury Bonds
1,122	2.000%—01/15/2026[2,3]	1,049
250	3.625%—04/15/2028[2,3]	303
308	3.875%—04/15/2029[2,3]	389

		1,741

	U.S. Treasury Notes
2,137	0.875%—04/15/2010[2]	2,023
4,650	1.875%—07/15/2013 – 07/15/2015[2]	4,455
204	2.000%—01/15/2016[2]	197
408	2.375%—04/15/2011[2]	408
1,689	3.000%—07/15/2012[2]	1,747
256	3.375%—01/15/2007[2,3]	256
233	3.500%—01/15/2011[2]	244
376	3.625%—01/15/2008[2,3]	382
185	3.875%—01/15/2009[2,3]	192
782	4.250%—01/15/2010[2]	831

		10,735

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $12,582)		12,476

SHORT-TERM INVESTMENTS—22.6%
Principal
Amount		Value
(000s)		(000s)

REPURCHASE AGREEMENTS
600	Repurchase Agreement with Credit Suisse First Boston dated July 31, 2006 due August 1, 2006 at 4.400% collateralized by a U.S. Treasury Note (market value $642)	600
129	Repurchase Agreement with State Street Corp. dated July 31, 2006 due August 1, 2006 at 4.900% collateralized by a FNMA Note (market value $135)	129

		729

SOVEREIGN TREASURY BILLS
	Dutch Treasury Certificates
€ 380	0.000%—10/31/2006[3,4]	482
	French Government Discount Treasury Bills
930	0.000%—08/03/2006-12/07/2006[3,4]	1,180

		1,662

TOTAL SHORT-TERM INVESTMENTS (Cost $2,361)		2,391

TOTAL INVESTMENTS—146.1% (Cost $15,519)		15,450
CASH AND OTHER ASSETS, LESS LIABILITIES—(46.1)%		(4,874)

TOTAL NET ASSETS—100.0%		$10,576

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2006 ARE AS FOLLOWS:

				Unrealized
		Aggregate		Appreciation/
	Market Value	Face Value		(Depreciation)
Currency	(000s)	(000s)	Delivery Date	(000s)

Euro (Buy)	$48	$48	Aug-06	$—
Euro (Sell)	1,612	1,588	Aug-06	(24)
Japanese Yen (Buy)	309	316	Aug-06	(7)

				$(31)

FIXED INCOME

Harbor Real Return Fund
PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS OPEN AT JULY 31, 2006 ARE AS FOLLOWS:

Unrealized
					Notional	Appreciation/
Interest Rate Swaps		Pay/Receive	Fixed		Amount	(Depreciation)
Counterparty	Floating Rate Index	Floating Rate	Rate	Expiration Date	(000s)	(000s)

JP Morgan Chase Bank, N.A.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.26%	07/14/2011	$400	$—
WRITTEN OPTIONS OPEN AT JULY 31, 2006 ARE AS FOLLOWS:

	Number of	Strike		Value
Description	Shares/Contracts	Price	Expiration Date	(000s)

Swap Option (Call)	1,000,000	$5.30	Jan-07	$6
Swap Option (Put)	1,000,000	5.90	Jan-07	5

Written options outstanding, at value (premiums received of $17)				$11

1	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after July 31, 2006. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date.

2	Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

3	At July 31, 2006, securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. These securities pledged had an aggregate market value of $4,233 or 40.02% of net assets.

4	Zero coupon securities.

€	Euro.
The accompanying notes are an integral part of the portfolio of investments.

FIXED INCOME

Harbor Short Duration Fund
PORTFOLIO OF INVESTMENTS—July 31, 2006 (Unaudited)

Total Investments (% of net assets)
(Excludes net cash and short-term investments of 4.8%)

Asset-Backed Securities	56.4
U.S. Government Obligations	22.3
Collateralized Mortgage Obligations	10.8
Foreign Government Obligations	5.7

ASSET-BACKED SECURITIES—56.4%
Principal
Amount		Value
(000s)		(000s)

	AmeriCredit Automobile Receivables Trust
	Series 2003-D Cl. A4
$779	2.840%—08/06/2010[1]	$766
	Ameriquest Mortgage Securities Inc.
	Series 2006-R1 Cl. M1
1,000	5.775%—03/25/2036[1,2]	1,003
	Series 2005-R1 Cl. M1
1,000	5.835%—03/25/2035[1,2]	1,003

		2,006

	Atlantic City Electric Transition Funding LLC
	Series 2002-1 Cl. A1
1,123	2.890%—07/20/2010[1]	1,096
	Capital Auto Receivables Asset Trust
	Series 2003-1 Cl. A3A
156	2.750%—04/16/2007[1]	156
	Series 2006-1 Cl. A2A
596	5.030%—09/15/2008[1]	595

		751

	Capital One Master Trust
	Series 2001-8A Cl. A
1,485	4.600%—08/17/2009[1]	1,483
	Series 2002-4A Cl. A
1,500	4.900%—03/15/2010[1]	1,494

		2,977

	Chase Issuance Trust
	Series 2004-A9 Cl. A9
1,625	3.220%—06/15/2010[1]	1,585
	Chase Manhattan Auto Owner Trust
	Series 2005-B Cl. A2
1,000	4.770%—03/15/2008[1]	998
	Citibank Credit Card Issuance Trust
	Series 2004-A1 Cl. A1
1,050	2.550%—01/20/2009[1]	1,037
	Series 2004-A4 Cl. A4
1,000	3.200%—08/24/2009	977

		2,014

	Connecticut RRB Special Purpose Trust CL&P
	Series 2001-1 Cl. A3
632	5.730%—03/30/2009	633
	Contimortgage Home Equity Trust
	Series 1996-4 Cl. A10
434	5.849%—01/15/2028[1,2]	435
	CPL Transition Funding LLC
	Series 2002-1 Cl. A2
528	5.010%—01/15/2010[1]	525
	DaimlerChrysler Auto Trust
	Series 2003-A Cl. A4
1,088	2.880%—10/08/2009[1]	1,078
	Discover Card Master Trust I
	Series 2002-2 Cl. A
1,000	5.150%—10/15/2009[1]	999
	Federal National Mortgage Association REMIC[3]
	Series 2002-W2 Cl. AF5
633	6.000%—06/25/2032[1,4]	631
	First USA Credit Card Master Trust
	Series 1997-8 Cl. A
1,200	5.519%—05/17/2010[2]	1,203
	Gracechurch Card Funding plc
	Series 5 Cl. A2
1,450	2.700%—08/15/2008	1,449
	Harley-Davidson Motorcycle Trust
	Series 2002-2 Cl. A2
701	3.090%—06/15/2010	685
	Honda Auto Receivables Owner Trust
	Series 2003-2 Cl. A4
671	2.160%—10/21/2008[1]	659
	Household Private Label Credit Card Master Note Trust I
	Series 2002-1 Cl. A
1,005	5.500%—01/18/2011	1,006
	HSI Asset Securitization Corp Trust
	Series 2006-OPT2 Cl. M1
1,000	5.755%—01/25/2036[1,2]	1,003
	Illinois Power Special Purpose Trust
	Series 1998-1 Cl. A6
660	5.540%—06/25/2009[1]	660
	Massachusetts RRB Special Purpose Trust
	Series 1999-1 Cl. A4
779	6.910%—09/15/2009	785
	MBNA Credit Card Master Note Trust
	Series 2004-A4 Cl. A4
1,175	2.700%—09/15/2009	1,154
	Series 2002-A1 Cl. A1
1,000	4.950%—06/15/2009	999

		2,153

	Nissan Auto Receivables Owner Trust
	Series 2003-C Cl. A4
469	2.700%—12/17/2007[1]	467
	Series 2004-B Cl. A3
765	3.350%—05/15/2008	758
	Series 2005-C Cl. A2
802	4.140%—01/15/2008[1]	800

		2,025

	Oncor Electricity Delivery Transition Bond Co.
	Series 2003-1 Cl. A1
727	2.260%—02/15/2009[1]	722
	Option One Mortgage Loan Trust
	Series 2005-1 Cl. M1
1,000	5.905%—02/25/2035[1,2]	1,005
	PECO Energy Transition Trust
	Series 1999-A Cl. A6
946	6.050%—03/01/2009[1]	948
	Residential Asset Securities Corp.
	Series 2005-KS2 Cl. M1
1,000	5.815%—03/25/2035[1,2]	1,004
	Series 2005-KS1 Cl. M1
1,000	5.835%—02/25/2035[1,2]	1,004

		2,008

	Residential Funding Mortgage Securities II Inc.
	Series 2003-HS2 Cl. AIIB
515	5.635%—06/25/2028[1,2]	516
	Specialty Underwriting & Residential Finance
	Series 2004-BC4 Cl. M1
1,000	6.185%—10/25/2035[1,2]	1,010
	West Penn Funding LLC Transition Bonds
	Series 1999-A Cl. A3
111	6.810%—09/25/2008[1]	111
	WFS Financial Owner Trust
	Series 2003-1 Cl. A4
811	2.740%—09/20/2010	804

FIXED INCOME

Harbor Short Duration Fund
PORTFOLIO OF INVESTMENTS—Continued

ASSET-BACKED SECURITIES—Continued
Principal
Amount		Value
(000s)		(000s)

	Whole Auto Loan Trust
	Series 2002-1 Cl. A4
$1,400	3.040%—04/15/2009	$1,399

TOTAL ASSET-BACKED SECURITIES (Cost $36,680)		36,645

COLLATERALIZED MORTGAGE OBLIGATIONS—10.8%
	Federal National Mortgage Association
	Series 2003-38 Cl. FA
1,882	5.755%—03/25/2023[1,2]	1,901
1	6.000%—03/01/2017	1
1	6.500%—10/01/2016	1

		1,903
	Federal National Mortgage Association REMIC[3]
	Series 1997-68 Cl. FC
1,163	5.875%—05/18/2027[2]	1,177
	Residential Accredit Loans Inc.
	Series 2006-QS7 Cl. A1
1,000	6.000%—06/25/2036	997
	Structured Adjustable Rate Mortgage Loan Trust
	Series 2004-20 Cl. 1A1
1,177	5.052%—01/25/2035[1,5]	1,172
	Structured Asset Securities Corp.
	Series 2002-1A Cl. 2A1
199	6.303%—02/25/2032[1,2]	199
	Washington Mutual Inc.
	Series 2002-AR10 Cl. A6
1,610	4.816%—10/25/2032[5]	1,597

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,065)		7,045

	United Kingdom Treasury Note
£2,000	4.500%—03/07/2007	$3,732

U.S. GOVERNMENT OBLIGATIONS—22.3%
	U.S. Treasury Notes
$2,555	3.375%—01/15/2007[6]	2,560
7,550	3.375%—02/28/2007	7,476
1,000	4.250%—01/15/2011	974
3,500	4.875%—05/15/2009	3,496

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $14,542)		14,506

SHORT-TERM INVESTMENTS—5.9%
REPURCHASE AGREEMENTS
3,700	Repurchase Agreement with State Street Corp. dated July 31, 2006 due August 1, 2006 at 4.810% collateralized by a U.S. Treasury Bond (market value $3,701)	3,700

U.S. TREASURY BILLS
100	4.843%—12/14/2006	98

TOTAL SHORT-TERM INVESTMENTS (Cost $3,798)		3,798

TOTAL INVESTMENTS—101.1% (Cost $65,659)		65,726
CASH AND OTHER ASSETS, LESS LIABILITIES—(1.1)%		(729)

TOTAL NET ASSETS—100.0%		$64,997

FUTURES CONTRACTS OPEN AT JULY 31, 2006 ARE AS FOLLOWS:

				Unrealized
		Aggregate		Appreciation/
	Number of	Face Value		(Depreciation)
Description	Contracts	(000s)	Expiration Date	(000s)

U.S. Treasury Notes 2 Yr. Futures (Buy)	131	$26,200	Sep-06	$90
U.S. Treasury Notes 5 Yr. Futures (Sell)	10	1,000	Sep-06	(5)

				$85

1	At July 31, 2006, securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. These securities pledged had an aggregate market value of $28,065 or 43.18% of net assets.

2	Floating rate security. The stated rate represents the rate in effect at July 31, 2006.

3	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

4	Step coupon security.

5	Variable rate security. The stated rate represents the rate in effect at July 31, 2006.

6	Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

£	British Pound.
The accompanying notes are an integral part of the portfolio of investments.

FIXED INCOME

Harbor Money Market Fund
PORTFOLIO OF INVESTMENTS—July 31, 2006 (Unaudited)

Total Investments (% of net assets)
(Excludes net cash of 0.1%)

Commercial Paper	64.0
U.S. Government Agencies	24.5
Bank Obligations	9.5
Asset-Backed Securities	1.9

ASSET-BACKED SECURITIES—1.9%
Principal
Amount		Value
(000s)		(000s)

	Honda Auto Receivables Owner Trust Series 2005-6 Cl. A1
$312	4.512%—12/18/2006	$312
	Nissan Auto Receivables Trust Series 2006-A Cl. A1
1,288	4.663%—02/15/2007	1,288
	Series 2006-B Cl. A1
1,908	5.081%—05/15/2007	1,907

		3,195

TOTAL ASSET-BACKED SECURITIES (Cost $3,507)		3,507

BANK OBLIGATIONS—9.5%
	Barclays Bank plc
6,000	5.170%—08/22/2006	6,000
	CitiBank
3,000	5.400%—09/20/2006	3,000
	Wells Fargo Bank
9,000	5.290%—08/07/2006	9,000

TOTAL BANK OBLIGATIONS (Cost $18,000)		18,000

COMMERCIAL PAPER—64.0%
	Abbey National LLC
9,000	5.240%—08/02/2006	8,999
	ABN AMRO North America
8,500	5.250%—08/07/2006	8,493
	ANZ Inc.
5,000	5.360%—10/23/2006	4,938
	Atlantic Asset Security
7,500	5.260%—08/04/2006	7,497
	BMW Capital Corp.
8,500	5.280%—08/01/2006	8,500
	CBA Finance Inc.
4,000	5.340%—08/28/2006	3,984
5,000	5.360%—10/24/2006	4,938

		8,922

	Chariot Funding LLC
9,000	5.340%—08/24/2006	8,969
	Charta Corp. Yrs. 3&4
8,500	5.360%—08/24/2006 – 10/23/2006	8,430
	Deutsche Bank Financial LLC
8,500	5.290%—08/01/2006	8,500
	Dresdner Finance
3,000	5.170%—08/08/2006	2,997
	HBOS Treasury Services plc
3,100	5.250%—08/17/2006	3,093
1,500	5.280%—08/08/2006	1,498
1,250	5.360%—09/05/2006	1,244
2,500	5.375%—10/25/2006	2,468

		8,303

	Lloyds Bank plc
8,500	5.260%—08/08/2006	8,491
	Royal Bank of Canada
1,900	5.270%—08/03/2006	1,899
	Societe Generale North America Inc.
4,000	5.235%—08/08/2006	3,996
4,000	5.250%—08/08/2006	3,996

		7,992

	Svenska Handelsbanken Ab
2,000	5.080%—08/02/2006	2,000
1,800	5.300%—08/07/2006	1,798

		3,798

	Toronto Dominion Bank
5,000	5.285%—08/04/2006	4,998
	UBS Finance Inc
8,700	5.280%—08/01/2006	8,700

TOTAL COMMERCIAL PAPER (Cost $120,426)		120,426

REPURCHASE AGREEMENTS—0.0%
(Cost $74)
74	Repurchase Agreement with State Street Corp. dated July 31, 2006 due August 1, 2006 at 4.810% collateralized by a U.S. Treasury Bond (market value $80)	74

U.S. GOVERNMENT AGENCIES—24.5%
	Federal Home Loan Banks
10,000	5.200%—08/23/2006	9,968
11,000	5.205%—08/25/2006	10,962

		20,930

	Federal Home Loan Mortgage Corp.
21,000	5.150%—08/07/2006	20,982
	Federal National Mortgage Association
4,200	5.195%—08/11/2006	4,194

TOTAL U.S. GOVERNMENT AGENCIES (Cost $46,106)		46,106

TOTAL INVESTMENTS—99.9% (Cost $188,113)[1]		188,113
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		142

TOTAL NET ASSETS—100.0%		$188,255

1	The aggregate identified cost on a tax basis is the same.
The accompanying notes are an integral part of the portfolio of investments.

FIXED INCOME

Harbor Fund
NOTES TO PORTFOLIO OF INVESTMENTS—July 31, 2006 (Unaudited)

(Currency in Thousands)
NOTE 1—SIGNIFICANT ACCOUNTING POLICIES
Security Valuation
      Equity securities (except securities listed on the National Association of Securities Dealers Automated Quotation “NASDAQ” system and United Kingdom securities) are valued at the last sale price on a national exchange or system in which they are principally traded on the valuation date. Securities listed on NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there were no sales on the valuation day, securities traded principally: (i) on a U.S. exchange, including NASDAQ, will be valued at the mean between the closing bid and asked price; (ii) on a foreign exchange, including United Kingdom securities, will be valued at the official bid price determined as of the close of the primary exchange.
      Except for Harbor Money Market Fund, debt securities, other than short-term securities with a remaining maturity of less than sixty days, are valued at prices furnished by a pricing service selected by Harbor Capital Advisors, Inc. (the “Adviser”). The pricing service determines valuations for normal institutional-size trading units of such debt securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term securities with a remaining maturity of less than sixty days are stated at amortized cost which approximates value.
      When reliable market quotations are not readily available or when market quotations do not accurately reflect fair value, securities are priced at their fair value, calculated according to procedures adopted by the Board of Trustees, which may include utilizing an independent pricing service. A Fund may use fair-value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations or official closing prices for the same securities which means the Fund may value those securities higher or lower than another fund that uses market quotations or official closing prices.
      For the Funds which invest primarily in international equity securities, the fair value pricing procedures recognize that volatility in the U.S. equity markets may cause prices of foreign securities determined at the close of the foreign market or exchange on which the securities are traded to no longer be reliable when the Funds’ net asset values are determined. As a result, many of the international Funds’ foreign equity securities may be valued at their fair value in accordance with the fair value pricing procedures on any given day in an accounting period.
      Securities of Harbor Money Market Fund are valued utilizing the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended, and the Fund’s Rule 2a-7 procedures.
Futures Contracts
      To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, each Fund (except Harbor Money Market Fund) may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. Harbor Large Cap Value Fund and Harbor High-Yield Bond Fund are not authorized to enter into currency futures contracts and options on such contracts. Harbor International Fund and Harbor International Growth Fund are not authorized to enter into futures contracts on currencies or engage in options transactions with respect to futures contracts for speculative purposes. Futures contracts tend to increase or decrease the Fund’s exposure to the underlying instrument or hedge other Fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the contracts’ terms. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. Open futures contracts are valued based on the official daily closing price of futures contracts set by the exchange for the purpose of settling margin accounts, which is referred to as the settlement price. See Portfolio of Investments for open futures contracts held as of July 31, 2006.
      A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Harbor Fund
NOTES TO PORTFOLIO OF INVESTMENTS—Continued

(Currency in Thousands)
NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued
Options
      Consistent with its investment policies, each Fund (excluding Harbor Money Market Fund) may use options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Harbor Large Cap Value Fund and Harbor High-Yield Bond Fund are not authorized to engage in options transactions on currencies. Harbor International Fund and Harbor International Growth Fund are not authorized to engage in options transactions on currencies for speculative purposes. Harbor Bond Fund, Harbor Real Return Fund and Harbor Short Duration Fund may use options on currencies for cross-hedging purposes. Call options tend to decrease a Fund’s exposure to the underlying instrument. Put options tend to increase a Fund’s exposure to the underlying instrument.
      When a Fund purchases an option, the premium paid by the Fund is included as an investment and subsequently marked-to-market to reflect the option’s current market value. Purchased options on equity securities are valued at the last sale price on the market on which they are principally traded. Purchased options on futures contracts are valued based on the settlement price for the underlying futures contract. If the purchased option expires, the Fund realizes a loss in the amount of the premium. If the Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.
      When a Fund writes an option, the premium received by the Fund is included as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. Written options on equity securities are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which they are principally traded. Written options on futures contracts are valued based on the settlement price for the underlying futures contract. If an option expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.
      The risk in writing a call option is that the Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, the Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not perform under the contracts’ terms.
Swap Agreements
      To the extent permitted under their respective investment policies, Harbor Bond Fund, Harbor Real Return Fund and Harbor Short Duration Fund may invest in swap agreements which involve the exchange of cash payments based on the specified terms and conditions of such agreements. A swap is a privately negotiated agreement between two parties to exchange cash flows at specified intervals (payment dates) during the agreed-upon life of the contract. The value of each swap is determined by the counterparty to the swap agreement using a methodology which discounts the expected future cash receipts or disbursements related to the swap. The Funds may also enter into interest rate swap agreements which involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). Interest rate swaps are marked-to-market daily.
      Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund and Harbor Short Duration Fund may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income

Harbor Fund
NOTES TO PORTFOLIO OF INVESTMENTS—Continued

(Currency in Thousands)
NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued
throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation.
      Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk, and interest rate risk. Such risks involve the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in market conditions or interest rates.
Inflation-Indexed Bonds
      Harbor Real Return Fund invests primarily in inflation-indexed bonds. Harbor Bond Fund and Harbor Short Duration Fund may also invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income, even though investors do not receive their principal until maturity.
TBA/When-Issued Purchase Commitments
      Each Fund may enter into TBA (to be announced) and when-issued purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price for a TBA has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. The price of a when-issued security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated.
      The Fund holds, and maintains until the settlement date, cash or liquid securities in an amount sufficient to meet the purchase price. TBA and when-issued purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund’s other assets. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Unsettled TBA and when-issued purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above.
      Although the Fund will generally enter into TBA and when-issued purchase commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior to settlement if the Fund’s subadviser deems it appropriate to do so.
TBA Sale Commitments
      Each Fund may enter into TBA sale commitments to hedge portfolio positions or to sell mortgage-backed securities owned under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date.
      Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date on which the commitment was entered.
Short Sales
      Each Fund, except Harbor International Fund, Harbor International Growth Fund and Harbor Money Market Fund, may engage in short-selling which obligates the Fund to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender any accrued interest or dividends, and may be required to pay a premium. The Fund would realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until the Fund replaces the borrowed security, it will maintain in a segregated account or set aside in the Fund’s records cash or liquid securities sufficient to cover its short position. Short sales involve the risk of an unlimited increase in the market price of a security.

Harbor Fund
NOTES TO PORTFOLIO OF INVESTMENTS—Continued

(Currency in Thousands)
NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued
Foreign Forward Currency Contracts
      Consistent with its investment policies, each Fund, except Harbor High-Yield Bond Fund and Harbor Money Market Fund, may enter into foreign forward currency contracts to facilitate transactions in foreign securities or as a hedge against either specific transactions or portfolio positions. A foreign forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of the contracts is determined using forward currency exchange rates supplied by a pricing service selected by the Adviser. The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened; however, management of the Fund believes the likelihood of such loss is remote.
Foreign Currency Translations
      The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.
      Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.
Repurchase Agreements
      Each Fund may enter into repurchase agreements with certain banks and broker dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Trust’s custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. The value of the underlying assets at the time of purchase is required to be at least equal to the repurchase price to protect the Fund in the event of default by the seller.
Borrowings
      Harbor Short Duration Fund may enter into reverse repurchase agreements with third party broker-dealers. The Fund may use reverse repurchase agreements to borrow short term funds. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid high-grade securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of the securities and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of securities bought may decline below the repurchase price of securities sold.
Securities Lending
      Certain Funds may engage in securities lending. The loans are secured by collateral which is at least equal to the market value of the loaned securities. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. The cash collateral is maintained on each Fund’s behalf by the lending agent and is invested in the State Street Navigator Securities Lending Prime Portfolio. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of

Harbor Fund
NOTES TO PORTFOLIO OF INVESTMENTS—Continued

(Currency in Thousands)
NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued
delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The market value of securities loaned, and related collateral for securities on loan, at July 31, 2006, by Fund, are as follows:

	Market Value of	Collateral for
Fund	Securities on Loan	Securities on Loan

Harbor Capital Appreciation Fund	$276,521	$286,631
Harbor Mid Cap Growth Fund	28,883	29,572
Harbor Large Cap Value Fund	27,299	28,490
Harbor Mid Cap Value Fund	5,902	6,079
Harbor Small Cap Value Fund	568,475	582,540
NOTE 2—TAX INFORMATION
      The identified cost, for tax purposes, of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at July 31, 2006 are as follows:

		Gross Unrealized		Net Unrealized
				Appreciation/
	Identified Cost	Appreciation	(Depreciation)	(Depreciation)

HARBOR DOMESTIC EQUITY FUNDS
Harbor Capital Appreciation Fund*	$7,360,345	$1,147,374	$(265,357)	$882,017
Harbor Mid Cap Growth Fund	137,501	8,147	(6,646)	1,501
Harbor Small Cap Growth Fund*	603,888	145,168	(55,302)	89,866
Harbor Small Company Growth Fund	8,468	287	(625)	(338)
Harbor Large Cap Value Fund*	754,159	116,750	(10,000)	106,750
Harbor Mid Cap Value Fund	27,909	2,815	(996)	1,819
Harbor Small Cap Value Fund	2,486,060	366,773	(157,458)	209,315
HARBOR INTERNATIONAL EQUITY FUND
Harbor International Fund*	8,855,099	6,136,573	(21,525)	6,115,048
Harbor International Growth Fund*	223,453	27,511	(2,448)	25,063
HARBOR FIXED INCOME FUND
Harbor High-Yield Bond Fund	32,678	408	(446)	(38)
Harbor Bond Fund	2,599,637	16,194	(30,243)	(14,049)
Harbor Real Return Fund	15,519	44	(113)	(69)
Harbor Short Duration Fund*	65,659	253	(186)	67

*	Capital loss carryforwards are available which may reduce taxable income from future net realized gain on investments.

TRUSTEES AND OFFICERS	SHAREHOLDER SERVICING AGENT

David G. Van Hooser

Raymond J. Ball

Howard P. Colhoun

John P. Gould

Rodger F. Smith

Charles F. McCain

Constance L. Souders

Brian L. Collins

Mark W. Karchner

Karen B. Wasil

Jodie L. Crotteau

INVESTMENT ADVISER

Harbor Capital Advisors, Inc.
One SeaGate
Toledo, OH 43604-1572

DISTRIBUTOR AND PRINCIPAL UNDERWRITER

HCA Securities, Inc.
One SeaGate
Toledo, OH 43604-1572
(419) 249-2900	Chairman, President and Trustee Trustee Trustee Trustee Trustee Chief Compliance Officer Vice President Vice President Treasurer Secretary Assistant Secretary	Harbor Services Group, Inc.
P.O. Box 10048
Toledo, OH 43699-0048
1-800-422-1050

CUSTODIAN

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109
One SeaGate
Toledo, Ohio 43604-1572
1-800-422-1050
www.harborfund.com
09/2006